UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 10/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LAFFX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.00%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$9,423	$10,000	$10,000	$10,000
11/30/2014	$9,692	$10,205	$10,189	$10,269
12/31/2014	$9,719	$10,267	$10,142	$10,243
1/31/2015	$9,408	$9,857	$9,885	$9,936
2/28/2015	$9,898	$10,334	$10,345	$10,507
3/31/2015	$9,753	$10,193	$10,197	$10,340
4/30/2015	$9,825	$10,289	$10,301	$10,440
5/31/2015	$9,897	$10,412	$10,355	$10,574
6/30/2015	$9,633	$10,204	$9,839	$10,369
7/31/2015	$9,718	$10,249	$9,921	$10,586
8/31/2015	$9,108	$9,639	$9,364	$9,948
9/30/2015	$8,904	$9,348	$9,109	$9,702
10/31/2015	$9,542	$10,053	$9,740	$10,520
11/30/2015	$9,495	$10,091	$9,717	$10,551
12/31/2015	$9,310	$9,874	$9,519	$10,385
1/31/2016	$8,861	$9,364	$9,146	$9,869
2/29/2016	$8,921	$9,362	$9,189	$9,856
3/31/2016	$9,545	$10,036	$9,786	$10,525
4/30/2016	$9,645	$10,247	$9,884	$10,566
5/31/2016	$9,778	$10,406	$10,004	$10,755
6/30/2016	$9,846	$10,496	$10,123	$10,783
7/31/2016	$10,180	$10,801	$10,417	$11,181
8/31/2016	$10,213	$10,884	$10,409	$11,196
9/30/2016	$10,210	$10,861	$10,379	$11,199
10/31/2016	$10,096	$10,693	$10,186	$10,994
11/30/2016	$10,714	$11,304	$10,608	$11,401
12/31/2016	$10,924	$11,587	$10,839	$11,627
1/31/2017	$10,953	$11,669	$10,945	$11,847
2/28/2017	$11,452	$12,089	$11,294	$12,318
3/31/2017	$11,379	$11,965	$11,258	$12,332
4/30/2017	$11,422	$11,943	$11,357	$12,459
5/31/2017	$11,487	$11,931	$11,408	$12,634
6/30/2017	$11,606	$12,126	$11,515	$12,713
7/31/2017	$11,722	$12,287	$11,669	$12,974
8/31/2017	$11,578	$12,144	$11,590	$13,014
9/30/2017	$11,960	$12,504	$11,923	$13,283
10/31/2017	$12,069	$12,595	$12,057	$13,593
11/30/2017	$12,483	$12,980	$12,411	$14,009
12/31/2017	$12,685	$13,170	$12,568	$14,165
1/31/2018	$13,207	$13,679	$13,044	$14,976
2/28/2018	$12,621	$13,026	$12,454	$14,424
3/31/2018	$12,383	$12,797	$12,250	$14,058
4/30/2018	$12,399	$12,839	$12,305	$14,112
5/31/2018	$12,471	$12,915	$12,457	$14,451
6/30/2018	$12,444	$12,947	$12,497	$14,540
7/31/2018	$12,988	$13,460	$12,945	$15,081
8/31/2018	$13,231	$13,659	$13,150	$15,573
9/30/2018	$13,257	$13,686	$13,159	$15,662
10/31/2018	$12,564	$12,977	$12,423	$14,591
11/30/2018	$12,947	$13,364	$12,740	$14,888
12/31/2018	$11,739	$12,081	$11,660	$13,544
1/31/2019	$12,585	$13,021	$12,464	$14,629
2/28/2019	$12,986	$13,438	$12,833	$15,099
3/31/2019	$12,975	$13,523	$12,938	$15,393
4/30/2019	$13,432	$14,003	$13,345	$16,016
5/31/2019	$12,581	$13,102	$12,571	$14,998
6/30/2019	$13,470	$14,043	$13,347	$16,055
7/31/2019	$13,650	$14,159	$13,476	$16,286
8/31/2019	$13,289	$13,743	$13,221	$16,028
9/30/2019	$13,808	$14,233	$13,624	$16,328
10/31/2019	$13,917	$14,432	$13,767	$16,681
11/30/2019	$14,360	$14,878	$14,110	$17,287
12/31/2019	$14,702	$15,288	$14,491	$17,809
1/31/2020	$14,264	$14,959	$14,204	$17,802
2/29/2020	$12,830	$13,510	$12,909	$16,336
3/31/2020	$10,597	$11,201	$10,929	$14,319
4/30/2020	$11,732	$12,460	$12,086	$16,154
5/31/2020	$12,210	$12,888	$12,538	$16,923
6/30/2020	$12,247	$12,802	$12,612	$17,260
7/31/2020	$12,672	$13,308	$13,098	$18,233
8/31/2020	$13,248	$13,858	$13,643	$19,544
9/30/2020	$12,890	$13,518	$13,281	$18,801
10/31/2020	$12,605	$13,340	$13,042	$18,301
11/30/2020	$14,094	$15,135	$14,613	$20,305
12/31/2020	$14,515	$15,715	$15,106	$21,085
1/31/2021	$14,239	$15,571	$14,997	$20,872
2/28/2021	$14,991	$16,512	$15,597	$21,448
3/31/2021	$15,783	$17,484	$16,520	$22,387
4/30/2021	$16,547	$18,183	$17,162	$23,582
5/31/2021	$16,891	$18,607	$17,538	$23,747
6/30/2021	$16,672	$18,394	$17,468	$24,301
7/31/2021	$16,988	$18,541	$17,665	$24,878
8/31/2021	$17,477	$18,909	$18,022	$25,635
9/30/2021	$16,655	$18,251	$17,310	$24,443
10/31/2021	$17,743	$19,178	$18,262	$26,155
11/30/2021	$17,382	$18,502	$17,814	$25,974
12/31/2021	$18,397	$19,669	$18,907	$27,138
1/31/2022	$17,545	$19,211	$18,453	$25,734
2/28/2022	$17,228	$18,988	$18,175	$24,963
3/31/2022	$17,589	$19,524	$18,657	$25,890
4/30/2022	$16,465	$18,423	$17,697	$23,632
5/31/2022	$16,674	$18,781	$18,038	$23,676
6/30/2022	$15,497	$17,140	$16,675	$21,721
7/31/2022	$16,447	$18,276	$17,648	$23,724
8/31/2022	$16,007	$17,732	$17,112	$22,757
9/30/2022	$14,860	$16,177	$15,691	$20,661
10/31/2022	$16,247	$17,836	$17,182	$22,334
11/30/2022	$17,177	$18,950	$18,224	$23,582
12/31/2022	$16,585	$18,186	$17,500	$22,223
1/31/2023	$16,895	$19,129	$18,256	$23,619
2/28/2023	$16,489	$18,454	$17,703	$23,043
3/31/2023	$16,142	$18,369	$17,668	$23,889
4/30/2023	$16,400	$18,646	$17,899	$24,262
5/31/2023	$15,874	$17,927	$17,285	$24,367
6/30/2023	$16,780	$19,118	$18,331	$25,977
7/31/2023	$17,406	$19,790	$18,923	$26,812
8/31/2023	$17,104	$19,256	$18,488	$26,385
9/30/2023	$16,499	$18,513	$17,752	$25,127
10/31/2023	$16,163	$17,860	$17,287	$24,599
11/30/2023	$17,463	$19,207	$18,519	$26,845
12/31/2023	$18,325	$20,271	$19,477	$28,065
1/31/2024	$18,455	$20,292	$19,524	$28,536
2/29/2024	$19,379	$21,041	$20,132	$30,060
3/31/2024	$20,214	$22,092	$20,982	$31,027
4/30/2024	$19,352	$21,149	$20,200	$29,760
5/31/2024	$19,952	$21,819	$20,876	$31,236
6/30/2024	$20,010	$21,614	$20,912	$32,356
7/31/2024	$20,777	$22,719	$21,765	$32,750
8/31/2024	$21,259	$23,328	$22,299	$33,545
9/30/2024	$21,483	$23,652	$22,611	$34,261
10/31/2024	$21,659	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	34.00%	9.25%	8.68%
Class A with sales charge	26.30%	7.96%	8.03%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAFFX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-11-A

12/24

Class C

LAFCX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.04%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,280	$10,205	$10,189	$10,269
12/31/2014	$10,301	$10,267	$10,142	$10,243
1/31/2015	$9,966	$9,857	$9,885	$9,936
2/28/2015	$10,479	$10,334	$10,345	$10,507
3/31/2015	$10,325	$10,193	$10,197	$10,340
4/30/2015	$10,395	$10,289	$10,301	$10,440
5/31/2015	$10,464	$10,412	$10,355	$10,574
6/30/2015	$10,178	$10,204	$9,839	$10,369
7/31/2015	$10,255	$10,249	$9,921	$10,586
8/31/2015	$9,611	$9,639	$9,364	$9,948
9/30/2015	$9,389	$9,348	$9,109	$9,702
10/31/2015	$10,055	$10,053	$9,740	$10,520
11/30/2015	$9,999	$10,091	$9,717	$10,551
12/31/2015	$9,793	$9,874	$9,519	$10,385
1/31/2016	$9,314	$9,364	$9,146	$9,869
2/29/2016	$9,376	$9,362	$9,189	$9,856
3/31/2016	$10,022	$10,036	$9,786	$10,525
4/30/2016	$10,120	$10,247	$9,884	$10,566
5/31/2016	$10,259	$10,406	$10,004	$10,755
6/30/2016	$10,319	$10,496	$10,123	$10,783
7/31/2016	$10,662	$10,801	$10,417	$11,181
8/31/2016	$10,690	$10,884	$10,409	$11,196
9/30/2016	$10,687	$10,861	$10,379	$11,199
10/31/2016	$10,561	$10,693	$10,186	$10,994
11/30/2016	$11,200	$11,304	$10,608	$11,401
12/31/2016	$11,414	$11,587	$10,839	$11,627
1/31/2017	$11,429	$11,669	$10,945	$11,847
2/28/2017	$11,950	$12,089	$11,294	$12,318
3/31/2017	$11,859	$11,965	$11,258	$12,332
4/30/2017	$11,904	$11,943	$11,357	$12,459
5/31/2017	$11,964	$11,931	$11,408	$12,634
6/30/2017	$12,077	$12,126	$11,515	$12,713
7/31/2017	$12,189	$12,287	$11,669	$12,974
8/31/2017	$12,032	$12,144	$11,590	$13,014
9/30/2017	$12,422	$12,504	$11,923	$13,283
10/31/2017	$12,527	$12,595	$12,057	$13,593
11/30/2017	$12,957	$12,980	$12,411	$14,009
12/31/2017	$13,151	$13,170	$12,568	$14,165
1/31/2018	$13,691	$13,679	$13,044	$14,976
2/28/2018	$13,068	$13,026	$12,454	$14,424
3/31/2018	$12,812	$12,797	$12,250	$14,058
4/30/2018	$12,821	$12,839	$12,305	$14,112
5/31/2018	$12,887	$12,915	$12,457	$14,451
6/30/2018	$12,854	$12,947	$12,497	$14,540
7/31/2018	$13,405	$13,460	$12,945	$15,081
8/31/2018	$13,648	$13,659	$13,150	$15,573
9/30/2018	$13,665	$13,686	$13,159	$15,662
10/31/2018	$12,945	$12,977	$12,423	$14,591
11/30/2018	$13,330	$13,364	$12,740	$14,888
12/31/2018	$12,073	$12,081	$11,660	$13,544
1/31/2019	$12,941	$13,021	$12,464	$14,629
2/28/2019	$13,342	$13,438	$12,833	$15,099
3/31/2019	$13,324	$13,523	$12,938	$15,393
4/30/2019	$13,782	$14,003	$13,345	$16,016
5/31/2019	$12,902	$13,102	$12,571	$14,998
6/30/2019	$13,813	$14,043	$13,347	$16,055
7/31/2019	$13,988	$14,159	$13,476	$16,286
8/31/2019	$13,601	$13,743	$13,221	$16,028
9/30/2019	$14,122	$14,233	$13,624	$16,328
10/31/2019	$14,224	$14,432	$13,767	$16,681
11/30/2019	$14,676	$14,878	$14,110	$17,287
12/31/2019	$15,015	$15,288	$14,491	$17,809
1/31/2020	$14,561	$14,959	$14,204	$17,802
2/29/2020	$13,092	$13,510	$12,909	$16,336
3/31/2020	$10,802	$11,201	$10,929	$14,319
4/30/2020	$11,953	$12,460	$12,086	$16,154
5/31/2020	$12,429	$12,888	$12,538	$16,923
6/30/2020	$12,462	$12,802	$12,612	$17,260
7/31/2020	$12,882	$13,308	$13,098	$18,233
8/31/2020	$13,456	$13,858	$13,643	$19,544
9/30/2020	$13,094	$13,518	$13,281	$18,801
10/31/2020	$12,797	$13,340	$13,042	$18,301
11/30/2020	$14,292	$15,135	$14,613	$20,305
12/31/2020	$14,718	$15,715	$15,106	$21,085
1/31/2021	$14,420	$15,571	$14,997	$20,872
2/28/2021	$15,179	$16,512	$15,597	$21,448
3/31/2021	$15,967	$17,484	$16,520	$22,387
4/30/2021	$16,727	$18,183	$17,162	$23,582
5/31/2021	$17,064	$18,607	$17,538	$23,747
6/30/2021	$16,840	$18,394	$17,468	$24,301
7/31/2021	$17,148	$18,541	$17,665	$24,878
8/31/2021	$17,630	$18,909	$18,022	$25,635
9/30/2021	$16,790	$18,251	$17,310	$24,443
10/31/2021	$17,871	$19,178	$18,262	$26,155
11/30/2021	$17,500	$18,502	$17,814	$25,974
12/31/2021	$18,504	$19,669	$18,907	$27,138
1/31/2022	$17,642	$19,211	$18,453	$25,734
2/28/2022	$17,304	$18,988	$18,175	$24,963
3/31/2022	$17,662	$19,524	$18,657	$25,890
4/30/2022	$16,529	$18,423	$17,697	$23,632
5/31/2022	$16,718	$18,781	$18,038	$23,676
6/30/2022	$15,540	$17,140	$16,675	$21,721
7/31/2022	$16,477	$18,276	$17,648	$23,724
8/31/2022	$16,019	$17,732	$17,112	$22,757
9/30/2022	$14,874	$16,177	$15,691	$20,661
10/31/2022	$16,244	$17,836	$17,182	$22,334
11/30/2022	$17,170	$18,950	$18,224	$23,582
12/31/2022	$16,561	$18,186	$17,500	$22,223
1/31/2023	$16,869	$19,129	$18,256	$23,619
2/28/2023	$16,444	$18,454	$17,703	$23,043
3/31/2023	$16,093	$18,369	$17,668	$23,889
4/30/2023	$16,338	$18,646	$17,899	$24,262
5/31/2023	$15,806	$17,927	$17,285	$24,367
6/30/2023	$16,703	$19,118	$18,331	$25,977
7/31/2023	$17,300	$19,790	$18,923	$26,812
8/31/2023	$16,991	$19,256	$18,488	$26,385
9/30/2023	$16,392	$18,513	$17,752	$25,127
10/31/2023	$16,040	$17,860	$17,287	$24,599
11/30/2023	$17,321	$19,207	$18,519	$26,845
12/31/2023	$18,169	$20,271	$19,477	$28,065
1/31/2024	$18,276	$20,292	$19,524	$28,536
2/29/2024	$19,186	$21,041	$20,132	$30,060
3/31/2024	$19,992	$22,092	$20,982	$31,027
4/30/2024	$19,134	$21,149	$20,200	$29,760
5/31/2024	$19,713	$21,819	$20,876	$31,236
6/30/2024	$19,763	$21,614	$20,912	$32,356
7/31/2024	$20,515	$22,719	$21,765	$32,750
8/31/2024	$20,966	$23,328	$22,299	$33,545
9/30/2024	$21,178	$23,652	$22,611	$34,261
10/31/2024	$21,340	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	33.04%	8.45%	7.87%
Class C with sales charge	32.04%	8.45%	7.87%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAFCX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-661-C

12/24

Class F

LAAFX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.54%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.14%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,205	$10,189	$10,269
12/31/2014	$10,318	$10,267	$10,142	$10,243
1/31/2015	$9,988	$9,857	$9,885	$9,936
2/28/2015	$10,508	$10,334	$10,345	$10,507
3/31/2015	$10,358	$10,193	$10,197	$10,340
4/30/2015	$10,434	$10,289	$10,301	$10,440
5/31/2015	$10,517	$10,412	$10,355	$10,574
6/30/2015	$10,234	$10,204	$9,839	$10,369
7/31/2015	$10,324	$10,249	$9,921	$10,586
8/31/2015	$9,676	$9,639	$9,364	$9,948
9/30/2015	$9,463	$9,348	$9,109	$9,702
10/31/2015	$10,142	$10,053	$9,740	$10,520
11/30/2015	$10,098	$10,091	$9,717	$10,551
12/31/2015	$9,899	$9,874	$9,519	$10,385
1/31/2016	$9,422	$9,364	$9,146	$9,869
2/29/2016	$9,485	$9,362	$9,189	$9,856
3/31/2016	$10,145	$10,036	$9,786	$10,525
4/30/2016	$10,259	$10,247	$9,884	$10,566
5/31/2016	$10,400	$10,406	$10,004	$10,755
6/30/2016	$10,476	$10,496	$10,123	$10,783
7/31/2016	$10,832	$10,801	$10,417	$11,181
8/31/2016	$10,867	$10,884	$10,409	$11,196
9/30/2016	$10,869	$10,861	$10,379	$11,199
10/31/2016	$10,747	$10,693	$10,186	$10,994
11/30/2016	$11,413	$11,304	$10,608	$11,401
12/31/2016	$11,633	$11,587	$10,839	$11,627
1/31/2017	$11,664	$11,669	$10,945	$11,847
2/28/2017	$12,195	$12,089	$11,294	$12,318
3/31/2017	$12,115	$11,965	$11,258	$12,332
4/30/2017	$12,168	$11,943	$11,357	$12,459
5/31/2017	$12,245	$11,931	$11,408	$12,634
6/30/2017	$12,370	$12,126	$11,515	$12,713
7/31/2017	$12,493	$12,287	$11,669	$12,974
8/31/2017	$12,339	$12,144	$11,590	$13,014
9/30/2017	$12,744	$12,504	$11,923	$13,283
10/31/2017	$12,860	$12,595	$12,057	$13,593
11/30/2017	$13,309	$12,980	$12,411	$14,009
12/31/2017	$13,529	$13,170	$12,568	$14,165
1/31/2018	$14,085	$13,679	$13,044	$14,976
2/28/2018	$13,461	$13,026	$12,454	$14,424
3/31/2018	$13,203	$12,797	$12,250	$14,058
4/30/2018	$13,229	$12,839	$12,305	$14,112
5/31/2018	$13,306	$12,915	$12,457	$14,451
6/30/2018	$13,273	$12,947	$12,497	$14,540
7/31/2018	$13,862	$13,460	$12,945	$15,081
8/31/2018	$14,113	$13,659	$13,150	$15,573
9/30/2018	$14,146	$13,686	$13,159	$15,662
10/31/2018	$13,423	$12,977	$12,423	$14,591
11/30/2018	$13,832	$13,364	$12,740	$14,888
12/31/2018	$12,538	$12,081	$11,660	$13,544
1/31/2019	$13,452	$13,021	$12,464	$14,629
2/28/2019	$13,880	$13,438	$12,833	$15,099
3/31/2019	$13,873	$13,523	$12,938	$15,393
4/30/2019	$14,352	$14,003	$13,345	$16,016
5/31/2019	$13,452	$13,102	$12,571	$14,998
6/30/2019	$14,407	$14,043	$13,347	$16,055
7/31/2019	$14,599	$14,159	$13,476	$16,286
8/31/2019	$14,214	$13,743	$13,221	$16,028
9/30/2019	$14,764	$14,233	$13,624	$16,328
10/31/2019	$14,890	$14,432	$13,767	$16,681
11/30/2019	$15,374	$14,878	$14,110	$17,287
12/31/2019	$15,735	$15,288	$14,491	$17,809
1/31/2020	$15,267	$14,959	$14,204	$17,802
2/29/2020	$13,744	$13,510	$12,909	$16,336
3/31/2020	$11,340	$11,201	$10,929	$14,319
4/30/2020	$12,564	$12,460	$12,086	$16,154
5/31/2020	$13,076	$12,888	$12,538	$16,923
6/30/2020	$13,111	$12,802	$12,612	$17,260
7/31/2020	$13,565	$13,308	$13,098	$18,233
8/31/2020	$14,192	$13,858	$13,643	$19,544
9/30/2020	$13,814	$13,518	$13,281	$18,801
10/31/2020	$13,509	$13,340	$13,042	$18,301
11/30/2020	$15,104	$15,135	$14,613	$20,305
12/31/2020	$15,560	$15,715	$15,106	$21,085
1/31/2021	$15,264	$15,571	$14,997	$20,872
2/28/2021	$16,070	$16,512	$15,597	$21,448
3/31/2021	$16,924	$17,484	$16,520	$22,387
4/30/2021	$17,743	$18,183	$17,162	$23,582
5/31/2021	$18,112	$18,607	$17,538	$23,747
6/30/2021	$17,883	$18,394	$17,468	$24,301
7/31/2021	$18,222	$18,541	$17,665	$24,878
8/31/2021	$18,746	$18,909	$18,022	$25,635
9/30/2021	$17,872	$18,251	$17,310	$24,443
10/31/2021	$19,038	$19,178	$18,262	$26,155
11/30/2021	$18,651	$18,502	$17,814	$25,974
12/31/2021	$19,748	$19,669	$18,907	$27,138
1/31/2022	$18,844	$19,211	$18,453	$25,734
2/28/2022	$18,494	$18,988	$18,175	$24,963
3/31/2022	$18,887	$19,524	$18,657	$25,890
4/30/2022	$17,692	$18,423	$17,697	$23,632
5/31/2022	$17,905	$18,781	$18,038	$23,676
6/30/2022	$16,647	$17,140	$16,675	$21,721
7/31/2022	$17,666	$18,276	$17,648	$23,724
8/31/2022	$17,194	$17,732	$17,112	$22,757
9/30/2022	$15,979	$16,177	$15,691	$20,661
10/31/2022	$17,457	$17,836	$17,182	$22,334
11/30/2022	$18,468	$18,950	$18,224	$23,582
12/31/2022	$17,827	$18,186	$17,500	$22,223
1/31/2023	$18,160	$19,129	$18,256	$23,619
2/28/2023	$17,724	$18,454	$17,703	$23,043
3/31/2023	$17,367	$18,369	$17,668	$23,889
4/30/2023	$17,632	$18,646	$17,899	$24,262
5/31/2023	$17,079	$17,927	$17,285	$24,367
6/30/2023	$18,059	$19,118	$18,331	$25,977
7/31/2023	$18,719	$19,790	$18,923	$26,812
8/31/2023	$18,395	$19,256	$18,488	$26,385
9/30/2023	$17,763	$18,513	$17,752	$25,127
10/31/2023	$17,402	$17,860	$17,287	$24,599
11/30/2023	$18,798	$19,207	$18,519	$26,845
12/31/2023	$19,732	$20,271	$19,477	$28,065
1/31/2024	$19,872	$20,292	$19,524	$28,536
2/29/2024	$20,866	$21,041	$20,132	$30,060
3/31/2024	$21,760	$22,092	$20,982	$31,027
4/30/2024	$20,844	$21,149	$20,200	$29,760
5/31/2024	$21,490	$21,819	$20,876	$31,236
6/30/2024	$21,560	$21,614	$20,912	$32,356
7/31/2024	$22,385	$22,719	$21,765	$32,750
8/31/2024	$22,904	$23,328	$22,299	$33,545
9/30/2024	$23,153	$23,652	$22,611	$34,261
10/31/2024	$23,343	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	34.14%	9.41%	8.85%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAAFX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1002-F

12/24

Class F3

LTFOX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.37%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,044	$9,987	$10,105	$10,112
5/31/2017	$10,107	$9,977	$10,150	$10,254
6/30/2017	$10,212	$10,140	$10,245	$10,318
7/31/2017	$10,319	$10,275	$10,382	$10,530
8/31/2017	$10,187	$10,155	$10,312	$10,562
9/30/2017	$10,529	$10,456	$10,608	$10,780
10/31/2017	$10,630	$10,532	$10,727	$11,032
11/30/2017	$10,999	$10,854	$11,043	$11,370
12/31/2017	$11,177	$11,013	$11,182	$11,496
1/31/2018	$11,648	$11,438	$11,606	$12,155
2/28/2018	$11,127	$10,892	$11,080	$11,707
3/31/2018	$10,919	$10,701	$10,899	$11,409
4/30/2018	$10,940	$10,736	$10,948	$11,453
5/31/2018	$11,004	$10,800	$11,083	$11,729
6/30/2018	$10,981	$10,826	$11,119	$11,801
7/31/2018	$11,472	$11,255	$11,518	$12,240
8/31/2018	$11,678	$11,421	$11,700	$12,639
9/30/2018	$11,709	$11,444	$11,708	$12,711
10/31/2018	$11,108	$10,851	$11,053	$11,842
11/30/2018	$11,451	$11,175	$11,335	$12,083
12/31/2018	$10,384	$10,102	$10,374	$10,992
1/31/2019	$11,134	$10,888	$11,090	$11,873
2/28/2019	$11,494	$11,236	$11,418	$12,254
3/31/2019	$11,492	$11,308	$11,512	$12,493
4/30/2019	$11,894	$11,709	$11,873	$12,998
5/31/2019	$11,146	$10,956	$11,185	$12,172
6/30/2019	$11,935	$11,743	$11,875	$13,030
7/31/2019	$12,101	$11,840	$11,990	$13,218
8/31/2019	$11,784	$11,492	$11,763	$13,008
9/30/2019	$12,240	$11,902	$12,121	$13,252
10/31/2019	$12,344	$12,068	$12,249	$13,539
11/30/2019	$12,742	$12,441	$12,554	$14,030
12/31/2019	$13,051	$12,783	$12,893	$14,453
1/31/2020	$12,666	$12,508	$12,637	$14,448
2/29/2020	$11,396	$11,297	$11,485	$13,258
3/31/2020	$9,415	$9,366	$9,724	$11,621
4/30/2020	$10,423	$10,419	$10,753	$13,111
5/31/2020	$10,852	$10,776	$11,155	$13,735
6/30/2020	$10,885	$10,705	$11,221	$14,008
7/31/2020	$11,267	$11,128	$11,654	$14,798
8/31/2020	$11,783	$11,588	$12,138	$15,862
9/30/2020	$11,476	$11,304	$11,816	$15,259
10/31/2020	$11,225	$11,155	$11,604	$14,853
11/30/2020	$12,547	$12,656	$13,001	$16,479
12/31/2020	$12,927	$13,141	$13,440	$17,113
1/31/2021	$12,683	$13,020	$13,343	$16,940
2/28/2021	$13,364	$13,807	$13,877	$17,407
3/31/2021	$14,072	$14,620	$14,698	$18,169
4/30/2021	$14,756	$15,204	$15,269	$19,139
5/31/2021	$15,059	$15,559	$15,603	$19,273
6/30/2021	$14,876	$15,381	$15,541	$19,723
7/31/2021	$15,164	$15,504	$15,717	$20,191
8/31/2021	$15,596	$15,812	$16,035	$20,805
9/30/2021	$14,872	$15,261	$15,401	$19,838
10/31/2021	$15,843	$16,036	$16,248	$21,227
11/30/2021	$15,524	$15,471	$15,850	$21,080
12/31/2021	$16,433	$16,447	$16,822	$22,025
1/31/2022	$15,688	$16,064	$16,418	$20,885
2/28/2022	$15,399	$15,878	$16,170	$20,260
3/31/2022	$15,729	$16,326	$16,600	$21,012
4/30/2022	$14,734	$15,405	$15,745	$19,180
5/31/2022	$14,919	$15,704	$16,049	$19,215
6/30/2022	$13,870	$14,332	$14,836	$17,629
7/31/2022	$14,721	$15,283	$15,702	$19,254
8/31/2022	$14,331	$14,827	$15,224	$18,469
9/30/2022	$13,317	$13,527	$13,961	$16,768
10/31/2022	$14,555	$14,914	$15,287	$18,126
11/30/2022	$15,398	$15,846	$16,214	$19,139
12/31/2022	$14,865	$15,207	$15,570	$18,036
1/31/2023	$15,149	$15,995	$16,243	$19,169
2/28/2023	$14,790	$15,431	$15,751	$18,702
3/31/2023	$14,493	$15,360	$15,720	$19,388
4/30/2023	$14,712	$15,592	$15,925	$19,691
5/31/2023	$14,255	$14,990	$15,379	$19,777
6/30/2023	$15,069	$15,986	$16,309	$21,083
7/31/2023	$15,633	$16,548	$16,836	$21,761
8/31/2023	$15,365	$16,102	$16,449	$21,414
9/30/2023	$14,829	$15,480	$15,795	$20,393
10/31/2023	$14,531	$14,934	$15,381	$19,964
11/30/2023	$15,704	$16,061	$16,477	$21,788
12/31/2023	$16,479	$16,950	$17,329	$22,777
1/31/2024	$16,595	$16,968	$17,371	$23,160
2/29/2024	$17,436	$17,594	$17,912	$24,397
3/31/2024	$18,188	$18,474	$18,668	$25,182
4/30/2024	$17,421	$17,684	$17,972	$24,153
5/31/2024	$17,965	$18,245	$18,574	$25,351
6/30/2024	$18,018	$18,073	$18,605	$26,260
7/31/2024	$18,720	$18,997	$19,364	$26,580
8/31/2024	$19,149	$19,507	$19,839	$27,225
9/30/2024	$19,369	$19,778	$20,117	$27,806
10/31/2024	$19,525	$19,560	$19,914	$27,554

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.37%	9.60%	9.23%
Russell 1000 Value Index	30.98%	10.14%	9.26%
Lipper Equity Income Fund Average	29.48%	10.21%	9.52%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LTFOX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8951-F3

12/24

Class I

LAFYX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.25%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,285	$10,205	$10,189	$10,269
12/31/2014	$10,313	$10,267	$10,142	$10,243
1/31/2015	$9,990	$9,857	$9,885	$9,936
2/28/2015	$10,509	$10,334	$10,345	$10,507
3/31/2015	$10,362	$10,193	$10,197	$10,340
4/30/2015	$10,438	$10,289	$10,301	$10,440
5/31/2015	$10,521	$10,412	$10,355	$10,574
6/30/2015	$10,241	$10,204	$9,839	$10,369
7/31/2015	$10,331	$10,249	$9,921	$10,586
8/31/2015	$9,684	$9,639	$9,364	$9,948
9/30/2015	$9,475	$9,348	$9,109	$9,702
10/31/2015	$10,151	$10,053	$9,740	$10,520
11/30/2015	$10,108	$10,091	$9,717	$10,551
12/31/2015	$9,905	$9,874	$9,519	$10,385
1/31/2016	$9,429	$9,364	$9,146	$9,869
2/29/2016	$9,499	$9,362	$9,189	$9,856
3/31/2016	$10,160	$10,036	$9,786	$10,525
4/30/2016	$10,273	$10,247	$9,884	$10,566
5/31/2016	$10,421	$10,406	$10,004	$10,755
6/30/2016	$10,493	$10,496	$10,123	$10,783
7/31/2016	$10,848	$10,801	$10,417	$11,181
8/31/2016	$10,883	$10,884	$10,409	$11,196
9/30/2016	$10,887	$10,861	$10,379	$11,199
10/31/2016	$10,773	$10,693	$10,186	$10,994
11/30/2016	$11,430	$11,304	$10,608	$11,401
12/31/2016	$11,660	$11,587	$10,839	$11,627
1/31/2017	$11,683	$11,669	$10,945	$11,847
2/28/2017	$12,221	$12,089	$11,294	$12,318
3/31/2017	$12,143	$11,965	$11,258	$12,332
4/30/2017	$12,196	$11,943	$11,357	$12,459
5/31/2017	$12,273	$11,931	$11,408	$12,634
6/30/2017	$12,400	$12,126	$11,515	$12,713
7/31/2017	$12,523	$12,287	$11,669	$12,974
8/31/2017	$12,369	$12,144	$11,590	$13,014
9/30/2017	$12,784	$12,504	$11,923	$13,283
10/31/2017	$12,900	$12,595	$12,057	$13,593
11/30/2017	$13,348	$12,980	$12,411	$14,009
12/31/2017	$13,563	$13,170	$12,568	$14,165
1/31/2018	$14,128	$13,679	$13,044	$14,976
2/28/2018	$13,504	$13,026	$12,454	$14,424
3/31/2018	$13,249	$12,797	$12,250	$14,058
4/30/2018	$13,275	$12,839	$12,305	$14,112
5/31/2018	$13,353	$12,915	$12,457	$14,451
6/30/2018	$13,323	$12,947	$12,497	$14,540
7/31/2018	$13,912	$13,460	$12,945	$15,081
8/31/2018	$14,171	$13,659	$13,150	$15,573
9/30/2018	$14,198	$13,686	$13,159	$15,662
10/31/2018	$13,467	$12,977	$12,423	$14,591
11/30/2018	$13,876	$13,364	$12,740	$14,888
12/31/2018	$12,577	$12,081	$11,660	$13,544
1/31/2019	$13,490	$13,021	$12,464	$14,629
2/28/2019	$13,927	$13,438	$12,833	$15,099
3/31/2019	$13,924	$13,523	$12,938	$15,393
4/30/2019	$14,412	$14,003	$13,345	$16,016
5/31/2019	$13,503	$13,102	$12,571	$14,998
6/30/2019	$14,461	$14,043	$13,347	$16,055
7/31/2019	$14,653	$14,159	$13,476	$16,286
8/31/2019	$14,268	$13,743	$13,221	$16,028
9/30/2019	$14,822	$14,233	$13,624	$16,328
10/31/2019	$14,948	$14,432	$13,767	$16,681
11/30/2019	$15,431	$14,878	$14,110	$17,287
12/31/2019	$15,806	$15,288	$14,491	$17,809
1/31/2020	$15,328	$14,959	$14,204	$17,802
2/29/2020	$13,794	$13,510	$12,909	$16,336
3/31/2020	$11,395	$11,201	$10,929	$14,319
4/30/2020	$12,619	$12,460	$12,086	$16,154
5/31/2020	$13,131	$12,888	$12,538	$16,923
6/30/2020	$13,170	$12,802	$12,612	$17,260
7/31/2020	$13,635	$13,308	$13,098	$18,233
8/31/2020	$14,251	$13,858	$13,643	$19,544
9/30/2020	$13,877	$13,518	$13,281	$18,801
10/31/2020	$13,572	$13,340	$13,042	$18,301
11/30/2020	$15,178	$15,135	$14,613	$20,305
12/31/2020	$15,638	$15,715	$15,106	$21,085
1/31/2021	$15,342	$15,571	$14,997	$20,872
2/28/2021	$16,159	$16,512	$15,597	$21,448
3/31/2021	$17,018	$17,484	$16,520	$22,387
4/30/2021	$17,839	$18,183	$17,162	$23,582
5/31/2021	$18,218	$18,607	$17,538	$23,747
6/30/2021	$17,983	$18,394	$17,468	$24,301
7/31/2021	$18,333	$18,541	$17,665	$24,878
8/31/2021	$18,858	$18,909	$18,022	$25,635
9/30/2021	$17,976	$18,251	$17,310	$24,443
10/31/2021	$19,155	$19,178	$18,262	$26,155
11/30/2021	$18,768	$18,502	$17,814	$25,974
12/31/2021	$19,869	$19,669	$18,907	$27,138
1/31/2022	$18,953	$19,211	$18,453	$25,734
2/28/2022	$18,613	$18,988	$18,175	$24,963
3/31/2022	$19,012	$19,524	$18,657	$25,890
4/30/2022	$17,804	$18,423	$17,697	$23,632
5/31/2022	$18,028	$18,781	$18,038	$23,676
6/30/2022	$16,763	$17,140	$16,675	$21,721
7/31/2022	$17,786	$18,276	$17,648	$23,724
8/31/2022	$17,312	$17,732	$17,112	$22,757
9/30/2022	$16,089	$16,177	$15,691	$20,661
10/31/2022	$17,593	$17,836	$17,182	$22,334
11/30/2022	$18,606	$18,950	$18,224	$23,582
12/31/2022	$17,957	$18,186	$17,500	$22,223
1/31/2023	$18,302	$19,129	$18,256	$23,619
2/28/2023	$17,865	$18,454	$17,703	$23,043
3/31/2023	$17,491	$18,369	$17,668	$23,889
4/30/2023	$17,769	$18,646	$17,899	$24,262
5/31/2023	$17,214	$17,927	$17,285	$24,367
6/30/2023	$18,202	$19,118	$18,331	$25,977
7/31/2023	$18,876	$19,790	$18,923	$26,812
8/31/2023	$18,550	$19,256	$18,488	$26,385
9/30/2023	$17,910	$18,513	$17,752	$25,127
10/31/2023	$17,548	$17,860	$17,287	$24,599
11/30/2023	$18,961	$19,207	$18,519	$26,845
12/31/2023	$19,903	$20,271	$19,477	$28,065
1/31/2024	$20,032	$20,292	$19,524	$28,536
2/29/2024	$21,053	$21,041	$20,132	$30,060
3/31/2024	$21,956	$22,092	$20,982	$31,027
4/30/2024	$21,024	$21,149	$20,200	$29,760
5/31/2024	$21,673	$21,819	$20,876	$31,236
6/30/2024	$21,749	$21,614	$20,912	$32,356
7/31/2024	$22,590	$22,719	$21,765	$32,750
8/31/2024	$23,111	$23,328	$22,299	$33,545
9/30/2024	$23,367	$23,652	$22,611	$34,261
10/31/2024	$23,557	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	34.25%	9.52%	8.95%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAFYX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-685-I

12/24

Class P

LAFPX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.74%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,205	$10,189	$10,269
12/31/2014	$10,314	$10,267	$10,142	$10,243
1/31/2015	$9,984	$9,857	$9,885	$9,936
2/28/2015	$10,504	$10,334	$10,345	$10,507
3/31/2015	$10,356	$10,193	$10,197	$10,340
4/30/2015	$10,433	$10,289	$10,301	$10,440
5/31/2015	$10,509	$10,412	$10,355	$10,574
6/30/2015	$10,229	$10,204	$9,839	$10,369
7/31/2015	$10,312	$10,249	$9,921	$10,586
8/31/2015	$9,670	$9,639	$9,364	$9,948
9/30/2015	$9,453	$9,348	$9,109	$9,702
10/31/2015	$10,131	$10,053	$9,740	$10,520
11/30/2015	$10,081	$10,091	$9,717	$10,551
12/31/2015	$9,885	$9,874	$9,519	$10,385
1/31/2016	$9,401	$9,364	$9,146	$9,869
2/29/2016	$9,471	$9,362	$9,189	$9,856
3/31/2016	$10,128	$10,036	$9,786	$10,525
4/30/2016	$10,233	$10,247	$9,884	$10,566
5/31/2016	$10,382	$10,406	$10,004	$10,755
6/30/2016	$10,447	$10,496	$10,123	$10,783
7/31/2016	$10,802	$10,801	$10,417	$11,181
8/31/2016	$10,838	$10,884	$10,409	$11,196
9/30/2016	$10,842	$10,861	$10,379	$11,199
10/31/2016	$10,721	$10,693	$10,186	$10,994
11/30/2016	$11,378	$11,304	$10,608	$11,401
12/31/2016	$11,601	$11,587	$10,839	$11,627
1/31/2017	$11,624	$11,669	$10,945	$11,847
2/28/2017	$12,155	$12,089	$11,294	$12,318
3/31/2017	$12,077	$11,965	$11,258	$12,332
4/30/2017	$12,122	$11,943	$11,357	$12,459
5/31/2017	$12,198	$11,931	$11,408	$12,634
6/30/2017	$12,318	$12,126	$11,515	$12,713
7/31/2017	$12,441	$12,287	$11,669	$12,974
8/31/2017	$12,287	$12,144	$11,590	$13,014
9/30/2017	$12,694	$12,504	$11,923	$13,283
10/31/2017	$12,809	$12,595	$12,057	$13,593
11/30/2017	$13,258	$12,980	$12,411	$14,009
12/31/2017	$13,465	$13,170	$12,568	$14,165
1/31/2018	$14,019	$13,679	$13,044	$14,976
2/28/2018	$13,396	$13,026	$12,454	$14,424
3/31/2018	$13,142	$12,797	$12,250	$14,058
4/30/2018	$13,160	$12,839	$12,305	$14,112
5/31/2018	$13,237	$12,915	$12,457	$14,451
6/30/2018	$13,206	$12,947	$12,497	$14,540
7/31/2018	$13,784	$13,460	$12,945	$15,081
8/31/2018	$14,034	$13,659	$13,150	$15,573
9/30/2018	$14,063	$13,686	$13,159	$15,662
10/31/2018	$13,326	$12,977	$12,423	$14,591
11/30/2018	$13,733	$13,364	$12,740	$14,888
12/31/2018	$12,442	$12,081	$11,660	$13,544
1/31/2019	$13,341	$13,021	$12,464	$14,629
2/28/2019	$13,767	$13,438	$12,833	$15,099
3/31/2019	$13,748	$13,523	$12,938	$15,393
4/30/2019	$14,224	$14,003	$13,345	$16,016
5/31/2019	$13,330	$13,102	$12,571	$14,998
6/30/2019	$14,266	$14,043	$13,347	$16,055
7/31/2019	$14,457	$14,159	$13,476	$16,286
8/31/2019	$14,065	$13,743	$13,221	$16,028
9/30/2019	$14,618	$14,233	$13,624	$16,328
10/31/2019	$14,723	$14,432	$13,767	$16,681
11/30/2019	$15,203	$14,878	$14,110	$17,287
12/31/2019	$15,558	$15,288	$14,491	$17,809
1/31/2020	$15,094	$14,959	$14,204	$17,802
2/29/2020	$13,574	$13,510	$12,909	$16,336
3/31/2020	$11,208	$11,201	$10,929	$14,319
4/30/2020	$12,400	$12,460	$12,086	$16,154
5/31/2020	$12,907	$12,888	$12,538	$16,923
6/30/2020	$12,940	$12,802	$12,612	$17,260
7/31/2020	$13,389	$13,308	$13,098	$18,233
8/31/2020	$13,999	$13,858	$13,643	$19,544
9/30/2020	$13,623	$13,518	$13,281	$18,801
10/31/2020	$13,322	$13,340	$13,042	$18,301
11/30/2020	$14,888	$15,135	$14,613	$20,305
12/31/2020	$15,325	$15,715	$15,106	$21,085
1/31/2021	$15,033	$15,571	$14,997	$20,872
2/28/2021	$15,829	$16,512	$15,597	$21,448
3/31/2021	$16,658	$17,484	$16,520	$22,387
4/30/2021	$17,467	$18,183	$17,162	$23,582
5/31/2021	$17,820	$18,607	$17,538	$23,747
6/30/2021	$17,591	$18,394	$17,468	$24,301
7/31/2021	$17,925	$18,541	$17,665	$24,878
8/31/2021	$18,432	$18,909	$18,022	$25,635
9/30/2021	$17,563	$18,251	$17,310	$24,443
10/31/2021	$18,702	$19,178	$18,262	$26,155
11/30/2021	$18,321	$18,502	$17,814	$25,974
12/31/2021	$19,384	$19,669	$18,907	$27,138
1/31/2022	$18,495	$19,211	$18,453	$25,734
2/28/2022	$18,150	$18,988	$18,175	$24,963
3/31/2022	$18,532	$19,524	$18,657	$25,890
4/30/2022	$17,346	$18,423	$17,697	$23,632
5/31/2022	$17,556	$18,781	$18,038	$23,676
6/30/2022	$16,326	$17,140	$16,675	$21,721
7/31/2022	$17,317	$18,276	$17,648	$23,724
8/31/2022	$16,842	$17,732	$17,112	$22,757
9/30/2022	$15,645	$16,177	$15,691	$20,661
10/31/2022	$17,096	$17,836	$17,182	$22,334
11/30/2022	$18,078	$18,950	$18,224	$23,582
12/31/2022	$17,445	$18,186	$17,500	$22,223
1/31/2023	$17,771	$19,129	$18,256	$23,619
2/28/2023	$17,332	$18,454	$17,703	$23,043
3/31/2023	$16,980	$18,369	$17,668	$23,889
4/30/2023	$17,240	$18,646	$17,899	$24,262
5/31/2023	$16,686	$17,927	$17,285	$24,367
6/30/2023	$17,643	$19,118	$18,331	$25,977
7/31/2023	$18,279	$19,790	$18,923	$26,812
8/31/2023	$17,961	$19,256	$18,488	$26,385
9/30/2023	$17,338	$18,513	$17,752	$25,127
10/31/2023	$16,973	$17,860	$17,287	$24,599
11/30/2023	$18,340	$19,207	$18,519	$26,845
12/31/2023	$19,238	$20,271	$19,477	$28,065
1/31/2024	$19,364	$20,292	$19,524	$28,536
2/29/2024	$20,336	$21,041	$20,132	$30,060
3/31/2024	$21,203	$22,092	$20,982	$31,027
4/30/2024	$20,297	$21,149	$20,200	$29,760
5/31/2024	$20,928	$21,819	$20,876	$31,236
6/30/2024	$20,978	$21,614	$20,912	$32,356
7/31/2024	$21,795	$22,719	$21,765	$32,750
8/31/2024	$22,279	$23,328	$22,299	$33,545
9/30/2024	$22,527	$23,652	$22,611	$34,261
10/31/2024	$22,700	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	33.74%	9.04%	8.54%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LAFPX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-696-P

12/24

Class R2

LAFQX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$121	1.04%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.54%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,287	$10,205	$10,189	$10,269
12/31/2014	$10,312	$10,267	$10,142	$10,243
1/31/2015	$9,975	$9,857	$9,885	$9,936
2/28/2015	$10,496	$10,334	$10,345	$10,507
3/31/2015	$10,339	$10,193	$10,197	$10,340
4/30/2015	$10,416	$10,289	$10,301	$10,440
5/31/2015	$10,486	$10,412	$10,355	$10,574
6/30/2015	$10,203	$10,204	$9,839	$10,369
7/31/2015	$10,286	$10,249	$9,921	$10,586
8/31/2015	$9,639	$9,639	$9,364	$9,948
9/30/2015	$9,424	$9,348	$9,109	$9,702
10/31/2015	$10,099	$10,053	$9,740	$10,520
11/30/2015	$10,043	$10,091	$9,717	$10,551
12/31/2015	$9,847	$9,874	$9,519	$10,385
1/31/2016	$9,366	$9,364	$9,146	$9,869
2/29/2016	$9,429	$9,362	$9,189	$9,856
3/31/2016	$10,081	$10,036	$9,786	$10,525
4/30/2016	$10,186	$10,247	$9,884	$10,566
5/31/2016	$10,326	$10,406	$10,004	$10,755
6/30/2016	$10,389	$10,496	$10,123	$10,783
7/31/2016	$10,742	$10,801	$10,417	$11,181
8/31/2016	$10,770	$10,884	$10,409	$11,196
9/30/2016	$10,766	$10,861	$10,379	$11,199
10/31/2016	$10,645	$10,693	$10,186	$10,994
11/30/2016	$11,297	$11,304	$10,608	$11,401
12/31/2016	$11,515	$11,587	$10,839	$11,627
1/31/2017	$11,530	$11,669	$10,945	$11,847
2/28/2017	$12,055	$12,089	$11,294	$12,318
3/31/2017	$11,977	$11,965	$11,258	$12,332
4/30/2017	$12,022	$11,943	$11,357	$12,459
5/31/2017	$12,090	$11,931	$11,408	$12,634
6/30/2017	$12,206	$12,126	$11,515	$12,713
7/31/2017	$12,327	$12,287	$11,669	$12,974
8/31/2017	$12,168	$12,144	$11,590	$13,014
9/30/2017	$12,564	$12,504	$11,923	$13,283
10/31/2017	$12,678	$12,595	$12,057	$13,593
11/30/2017	$13,113	$12,980	$12,411	$14,009
12/31/2017	$13,315	$13,170	$12,568	$14,165
1/31/2018	$13,862	$13,679	$13,044	$14,976
2/28/2018	$13,247	$13,026	$12,454	$14,424
3/31/2018	$12,991	$12,797	$12,250	$14,058
4/30/2018	$13,008	$12,839	$12,305	$14,112
5/31/2018	$13,075	$12,915	$12,457	$14,451
6/30/2018	$13,044	$12,947	$12,497	$14,540
7/31/2018	$13,613	$13,460	$12,945	$15,081
8/31/2018	$13,851	$13,659	$13,150	$15,573
9/30/2018	$13,874	$13,686	$13,159	$15,662
10/31/2018	$13,166	$12,977	$12,423	$14,591
11/30/2018	$13,558	$13,364	$12,740	$14,888
12/31/2018	$12,283	$12,081	$11,660	$13,544
1/31/2019	$13,168	$13,021	$12,464	$14,629
2/28/2019	$13,587	$13,438	$12,833	$15,099
3/31/2019	$13,574	$13,523	$12,938	$15,393
4/30/2019	$14,042	$14,003	$13,345	$16,016
5/31/2019	$13,153	$13,102	$12,571	$14,998
6/30/2019	$14,079	$14,043	$13,347	$16,055
7/31/2019	$14,267	$14,159	$13,476	$16,286
8/31/2019	$13,881	$13,743	$13,221	$16,028
9/30/2019	$14,417	$14,233	$13,624	$16,328
10/31/2019	$14,521	$14,432	$13,767	$16,681
11/30/2019	$14,992	$14,878	$14,110	$17,287
12/31/2019	$15,346	$15,288	$14,491	$17,809
1/31/2020	$14,880	$14,959	$14,204	$17,802
2/29/2020	$13,387	$13,510	$12,909	$16,336
3/31/2020	$11,042	$11,201	$10,929	$14,319
4/30/2020	$12,223	$12,460	$12,086	$16,154
5/31/2020	$12,720	$12,888	$12,538	$16,923
6/30/2020	$12,755	$12,802	$12,612	$17,260
7/31/2020	$13,187	$13,308	$13,098	$18,233
8/31/2020	$13,785	$13,858	$13,643	$19,544
9/30/2020	$13,421	$13,518	$13,281	$18,801
10/31/2020	$13,116	$13,340	$13,042	$18,301
11/30/2020	$14,652	$15,135	$14,613	$20,305
12/31/2020	$15,087	$15,715	$15,106	$21,085
1/31/2021	$14,800	$15,571	$14,997	$20,872
2/28/2021	$15,580	$16,512	$15,597	$21,448
3/31/2021	$16,397	$17,484	$16,520	$22,387
4/30/2021	$17,179	$18,183	$17,162	$23,582
5/31/2021	$17,536	$18,607	$17,538	$23,747
6/30/2021	$17,303	$18,394	$17,468	$24,301
7/31/2021	$17,631	$18,541	$17,665	$24,878
8/31/2021	$18,127	$18,909	$18,022	$25,635
9/30/2021	$17,271	$18,251	$17,310	$24,443
10/31/2021	$18,386	$19,178	$18,262	$26,155
11/30/2021	$18,013	$18,502	$17,814	$25,974
12/31/2021	$19,057	$19,669	$18,907	$27,138
1/31/2022	$18,176	$19,211	$18,453	$25,734
2/28/2022	$17,838	$18,988	$18,175	$24,963
3/31/2022	$18,204	$19,524	$18,657	$25,890
4/30/2022	$17,043	$18,423	$17,697	$23,632
5/31/2022	$17,249	$18,781	$18,038	$23,676
6/30/2022	$16,029	$17,140	$16,675	$21,721
7/31/2022	$16,999	$18,276	$17,648	$23,724
8/31/2022	$16,545	$17,732	$17,112	$22,757
9/30/2022	$15,357	$16,177	$15,691	$20,661
10/31/2022	$16,787	$17,836	$17,182	$22,334
11/30/2022	$17,746	$18,950	$18,224	$23,582
12/31/2022	$17,122	$18,186	$17,500	$22,223
1/31/2023	$17,441	$19,129	$18,256	$23,619
2/28/2023	$17,012	$18,454	$17,703	$23,043
3/31/2023	$16,651	$18,369	$17,668	$23,889
4/30/2023	$16,905	$18,646	$17,899	$24,262
5/31/2023	$16,364	$17,927	$17,285	$24,367
6/30/2023	$17,303	$19,118	$18,331	$25,977
7/31/2023	$17,924	$19,790	$18,923	$26,812
8/31/2023	$17,614	$19,256	$18,488	$26,385
9/30/2023	$16,997	$18,513	$17,752	$25,127
10/31/2023	$16,641	$17,860	$17,287	$24,599
11/30/2023	$17,975	$19,207	$18,519	$26,845
12/31/2023	$18,856	$20,271	$19,477	$28,065
1/31/2024	$18,979	$20,292	$19,524	$28,536
2/29/2024	$19,927	$21,041	$20,132	$30,060
3/31/2024	$20,778	$22,092	$20,982	$31,027
4/30/2024	$19,883	$21,149	$20,200	$29,760
5/31/2024	$20,498	$21,819	$20,876	$31,236
6/30/2024	$20,551	$21,614	$20,912	$32,356
7/31/2024	$21,337	$22,719	$21,765	$32,750
8/31/2024	$21,819	$23,328	$22,299	$33,545
9/30/2024	$22,053	$23,652	$22,611	$34,261
10/31/2024	$22,222	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	33.54%	8.88%	8.31%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAFQX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1041-R2

12/24

Class R3

LAFRX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$110	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.58%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,287	$10,205	$10,189	$10,269
12/31/2014	$10,308	$10,267	$10,142	$10,243
1/31/2015	$9,978	$9,857	$9,885	$9,936
2/28/2015	$10,498	$10,334	$10,345	$10,507
3/31/2015	$10,345	$10,193	$10,197	$10,340
4/30/2015	$10,422	$10,289	$10,301	$10,440
5/31/2015	$10,492	$10,412	$10,355	$10,574
6/30/2015	$10,212	$10,204	$9,839	$10,369
7/31/2015	$10,295	$10,249	$9,921	$10,586
8/31/2015	$9,648	$9,639	$9,364	$9,948
9/30/2015	$9,432	$9,348	$9,109	$9,702
10/31/2015	$10,109	$10,053	$9,740	$10,520
11/30/2015	$10,060	$10,091	$9,717	$10,551
12/31/2015	$9,858	$9,874	$9,519	$10,385
1/31/2016	$9,375	$9,364	$9,146	$9,869
2/29/2016	$9,445	$9,362	$9,189	$9,856
3/31/2016	$10,094	$10,036	$9,786	$10,525
4/30/2016	$10,200	$10,247	$9,884	$10,566
5/31/2016	$10,340	$10,406	$10,004	$10,755
6/30/2016	$10,406	$10,496	$10,123	$10,783
7/31/2016	$10,760	$10,801	$10,417	$11,181
8/31/2016	$10,795	$10,884	$10,409	$11,196
9/30/2016	$10,793	$10,861	$10,379	$11,199
10/31/2016	$10,672	$10,693	$10,186	$10,994
11/30/2016	$11,319	$11,304	$10,608	$11,401
12/31/2016	$11,541	$11,587	$10,839	$11,627
1/31/2017	$11,564	$11,669	$10,945	$11,847
2/28/2017	$12,092	$12,089	$11,294	$12,318
3/31/2017	$12,007	$11,965	$11,258	$12,332
4/30/2017	$12,053	$11,943	$11,357	$12,459
5/31/2017	$12,121	$11,931	$11,408	$12,634
6/30/2017	$12,240	$12,126	$11,515	$12,713
7/31/2017	$12,362	$12,287	$11,669	$12,974
8/31/2017	$12,202	$12,144	$11,590	$13,014
9/30/2017	$12,607	$12,504	$11,923	$13,283
10/31/2017	$12,721	$12,595	$12,057	$13,593
11/30/2017	$13,158	$12,980	$12,411	$14,009
12/31/2017	$13,364	$13,170	$12,568	$14,165
1/31/2018	$13,914	$13,679	$13,044	$14,976
2/28/2018	$13,297	$13,026	$12,454	$14,424
3/31/2018	$13,036	$12,797	$12,250	$14,058
4/30/2018	$13,053	$12,839	$12,305	$14,112
5/31/2018	$13,130	$12,915	$12,457	$14,451
6/30/2018	$13,093	$12,947	$12,497	$14,540
7/31/2018	$13,665	$13,460	$12,945	$15,081
8/31/2018	$13,913	$13,659	$13,150	$15,573
9/30/2018	$13,940	$13,686	$13,159	$15,662
10/31/2018	$13,219	$12,977	$12,423	$14,591
11/30/2018	$13,622	$13,364	$12,740	$14,888
12/31/2018	$12,342	$12,081	$11,660	$13,544
1/31/2019	$13,232	$13,021	$12,464	$14,629
2/28/2019	$13,654	$13,438	$12,833	$15,099
3/31/2019	$13,643	$13,523	$12,938	$15,393
4/30/2019	$14,115	$14,003	$13,345	$16,016
5/31/2019	$13,219	$13,102	$12,571	$14,998
6/30/2019	$14,154	$14,043	$13,347	$16,055
7/31/2019	$14,344	$14,159	$13,476	$16,286
8/31/2019	$13,955	$13,743	$13,221	$16,028
9/30/2019	$14,491	$14,233	$13,624	$16,328
10/31/2019	$14,605	$14,432	$13,767	$16,681
11/30/2019	$15,080	$14,878	$14,110	$17,287
12/31/2019	$15,430	$15,288	$14,491	$17,809
1/31/2020	$14,961	$14,959	$14,204	$17,802
2/29/2020	$13,466	$13,510	$12,909	$16,336
3/31/2020	$11,113	$11,201	$10,929	$14,319
4/30/2020	$12,303	$12,460	$12,086	$16,154
5/31/2020	$12,794	$12,888	$12,538	$16,923
6/30/2020	$12,835	$12,802	$12,612	$17,260
7/31/2020	$13,270	$13,308	$13,098	$18,233
8/31/2020	$13,874	$13,858	$13,643	$19,544
9/30/2020	$13,509	$13,518	$13,281	$18,801
10/31/2020	$13,201	$13,340	$13,042	$18,301
11/30/2020	$14,751	$15,135	$14,613	$20,305
12/31/2020	$15,192	$15,715	$15,106	$21,085
1/31/2021	$14,903	$15,571	$14,997	$20,872
2/28/2021	$15,691	$16,512	$15,597	$21,448
3/31/2021	$16,509	$17,484	$16,520	$22,387
4/30/2021	$17,309	$18,183	$17,162	$23,582
5/31/2021	$17,658	$18,607	$17,538	$23,747
6/30/2021	$17,428	$18,394	$17,468	$24,301
7/31/2021	$17,758	$18,541	$17,665	$24,878
8/31/2021	$18,259	$18,909	$18,022	$25,635
9/30/2021	$17,409	$18,251	$17,310	$24,443
10/31/2021	$18,535	$19,178	$18,262	$26,155
11/30/2021	$18,148	$18,502	$17,814	$25,974
12/31/2021	$19,207	$19,669	$18,907	$27,138
1/31/2022	$18,318	$19,211	$18,453	$25,734
2/28/2022	$17,976	$18,988	$18,175	$24,963
3/31/2022	$18,351	$19,524	$18,657	$25,890
4/30/2022	$17,179	$18,423	$17,697	$23,632
5/31/2022	$17,386	$18,781	$18,038	$23,676
6/30/2022	$16,168	$17,140	$16,675	$21,721
7/31/2022	$17,148	$18,276	$17,648	$23,724
8/31/2022	$16,679	$17,732	$17,112	$22,757
9/30/2022	$15,492	$16,177	$15,691	$20,661
10/31/2022	$16,926	$17,836	$17,182	$22,334
11/30/2022	$17,895	$18,950	$18,224	$23,582
12/31/2022	$17,268	$18,186	$17,500	$22,223
1/31/2023	$17,591	$19,129	$18,256	$23,619
2/28/2023	$17,168	$18,454	$17,703	$23,043
3/31/2023	$16,808	$18,369	$17,668	$23,889
4/30/2023	$17,065	$18,646	$17,899	$24,262
5/31/2023	$16,517	$17,927	$17,285	$24,367
6/30/2023	$17,459	$19,118	$18,331	$25,977
7/31/2023	$18,098	$19,790	$18,923	$26,812
8/31/2023	$17,784	$19,256	$18,488	$26,385
9/30/2023	$17,155	$18,513	$17,752	$25,127
10/31/2023	$16,806	$17,860	$17,287	$24,599
11/30/2023	$18,145	$19,207	$18,519	$26,845
12/31/2023	$19,041	$20,271	$19,477	$28,065
1/31/2024	$19,165	$20,292	$19,524	$28,536
2/29/2024	$20,125	$21,041	$20,132	$30,060
3/31/2024	$20,979	$22,092	$20,982	$31,027
4/30/2024	$20,084	$21,149	$20,200	$29,760
5/31/2024	$20,707	$21,819	$20,876	$31,236
6/30/2024	$20,765	$21,614	$20,912	$32,356
7/31/2024	$21,561	$22,719	$21,765	$32,750
8/31/2024	$22,038	$23,328	$22,299	$33,545
9/30/2024	$22,279	$23,652	$22,611	$34,261
10/31/2024	$22,450	$23,392	$22,383	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	33.58%	8.98%	8.42%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Lipper Equity Income Fund Average	29.48%	10.21%	8.39%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAFRX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2046-R3

12/24

Class R4

LAFSX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$81	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.98%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$10,044	$10,083	$10,210
8/31/2015	$9,455	$9,446	$9,517	$9,594
9/30/2015	$9,243	$9,161	$9,258	$9,356
10/31/2015	$9,905	$9,852	$9,899	$10,145
11/30/2015	$9,856	$9,889	$9,876	$10,176
12/31/2015	$9,665	$9,677	$9,675	$10,015
1/31/2016	$9,192	$9,177	$9,296	$9,518
2/29/2016	$9,261	$9,174	$9,340	$9,505
3/31/2016	$9,909	$9,835	$9,946	$10,150
4/30/2016	$10,012	$10,042	$10,046	$10,189
5/31/2016	$10,150	$10,198	$10,168	$10,372
6/30/2016	$10,221	$10,286	$10,288	$10,399
7/31/2016	$10,568	$10,585	$10,588	$10,783
8/31/2016	$10,603	$10,666	$10,580	$10,798
9/30/2016	$10,600	$10,644	$10,549	$10,800
10/31/2016	$10,482	$10,479	$10,353	$10,603
11/30/2016	$11,131	$11,078	$10,781	$10,996
12/31/2016	$11,346	$11,355	$11,016	$11,213
1/31/2017	$11,368	$11,436	$11,124	$11,426
2/28/2017	$11,894	$11,847	$11,478	$11,879
3/31/2017	$11,809	$11,726	$11,442	$11,893
4/30/2017	$11,861	$11,704	$11,543	$12,015
5/31/2017	$11,928	$11,692	$11,595	$12,184
6/30/2017	$12,048	$11,883	$11,704	$12,260
7/31/2017	$12,175	$12,041	$11,860	$12,512
8/31/2017	$12,018	$11,901	$11,780	$12,551
9/30/2017	$12,417	$12,254	$12,118	$12,810
10/31/2017	$12,530	$12,343	$12,254	$13,109
11/30/2017	$12,967	$12,721	$12,614	$13,511
12/31/2017	$13,172	$12,906	$12,774	$13,661
1/31/2018	$13,714	$13,405	$13,258	$14,443
2/28/2018	$13,105	$12,765	$12,657	$13,911
3/31/2018	$12,857	$12,541	$12,451	$13,557
4/30/2018	$12,874	$12,582	$12,507	$13,609
5/31/2018	$12,949	$12,657	$12,660	$13,937
6/30/2018	$12,921	$12,688	$12,701	$14,023
7/31/2018	$13,486	$13,190	$13,157	$14,544
8/31/2018	$13,731	$13,385	$13,366	$15,018
9/30/2018	$13,758	$13,412	$13,375	$15,104
10/31/2018	$13,046	$12,717	$12,626	$14,072
11/30/2018	$13,444	$13,097	$12,949	$14,358
12/31/2018	$12,188	$11,839	$11,850	$13,062
1/31/2019	$13,068	$12,761	$12,668	$14,109
2/28/2019	$13,485	$13,169	$13,043	$14,562
3/31/2019	$13,473	$13,252	$13,150	$14,845
4/30/2019	$13,939	$13,722	$13,563	$15,446
5/31/2019	$13,063	$12,840	$12,777	$14,464
6/30/2019	$13,987	$13,762	$13,565	$15,483
7/31/2019	$14,174	$13,876	$13,697	$15,706
8/31/2019	$13,800	$13,468	$13,437	$15,457
9/30/2019	$14,329	$13,948	$13,846	$15,746
10/31/2019	$14,443	$14,143	$13,992	$16,087
11/30/2019	$14,913	$14,581	$14,341	$16,671
12/31/2019	$15,268	$14,982	$14,728	$17,175
1/31/2020	$14,813	$14,659	$14,436	$17,168
2/29/2020	$13,322	$13,240	$13,120	$15,755
3/31/2020	$11,001	$10,977	$11,108	$13,809
4/30/2020	$12,181	$12,211	$12,283	$15,579
5/31/2020	$12,678	$12,630	$12,743	$16,321
6/30/2020	$12,717	$12,546	$12,818	$16,645
7/31/2020	$13,149	$13,042	$13,313	$17,584
8/31/2020	$13,748	$13,581	$13,866	$18,848
9/30/2020	$13,385	$13,247	$13,498	$18,132
10/31/2020	$13,089	$13,073	$13,256	$17,650
11/30/2020	$14,638	$14,832	$14,852	$19,582
12/31/2020	$15,076	$15,400	$15,353	$20,335
1/31/2021	$14,788	$15,259	$15,242	$20,129
2/28/2021	$15,571	$16,182	$15,852	$20,684
3/31/2021	$16,394	$17,134	$16,790	$21,590
4/30/2021	$17,179	$17,819	$17,442	$22,742
5/31/2021	$17,537	$18,235	$17,824	$22,901
6/30/2021	$17,308	$18,026	$17,754	$23,436
7/31/2021	$17,647	$18,170	$17,954	$23,993
8/31/2021	$18,146	$18,531	$18,317	$24,722
9/30/2021	$17,301	$17,885	$17,593	$23,572
10/31/2021	$18,422	$18,794	$18,561	$25,224
11/30/2021	$18,047	$18,131	$18,106	$25,049
12/31/2021	$19,103	$19,275	$19,216	$26,172
1/31/2022	$18,227	$18,826	$18,755	$24,817
2/28/2022	$17,887	$18,608	$18,472	$24,074
3/31/2022	$18,262	$19,133	$18,963	$24,968
4/30/2022	$17,104	$18,054	$17,986	$22,791
5/31/2022	$17,310	$18,405	$18,333	$22,833
6/30/2022	$16,097	$16,797	$16,948	$20,948
7/31/2022	$17,075	$17,911	$17,937	$22,879
8/31/2022	$16,617	$17,377	$17,392	$21,946
9/30/2022	$15,432	$15,853	$15,948	$19,925
10/31/2022	$16,874	$17,479	$17,463	$21,538
11/30/2022	$17,842	$18,571	$18,522	$22,742
12/31/2022	$17,216	$17,822	$17,787	$21,432
1/31/2023	$17,549	$18,746	$18,555	$22,778
2/28/2023	$17,116	$18,085	$17,993	$22,223
3/31/2023	$16,766	$18,002	$17,957	$23,038
4/30/2023	$17,023	$18,273	$18,192	$23,398
5/31/2023	$16,487	$17,568	$17,568	$23,500
6/30/2023	$17,429	$18,735	$18,630	$25,053
7/31/2023	$18,069	$19,394	$19,233	$25,857
8/31/2023	$17,755	$18,870	$18,790	$25,446
9/30/2023	$17,137	$18,142	$18,043	$24,232
10/31/2023	$16,788	$17,502	$17,570	$23,723
11/30/2023	$18,139	$18,823	$18,822	$25,889
12/31/2023	$19,035	$19,865	$19,796	$27,066
1/31/2024	$19,159	$19,886	$19,843	$27,520
2/29/2024	$20,121	$20,619	$20,462	$28,990
3/31/2024	$20,989	$21,650	$21,326	$29,923
4/30/2024	$20,092	$20,725	$20,531	$28,700
5/31/2024	$20,716	$21,382	$21,218	$30,124
6/30/2024	$20,776	$21,181	$21,254	$31,204
7/31/2024	$21,574	$22,264	$22,121	$31,584
8/31/2024	$22,064	$22,861	$22,663	$32,350
9/30/2024	$22,309	$23,179	$22,981	$33,041
10/31/2024	$22,492	$22,924	$22,749	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	33.98%	9.26%	9.07%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAFSX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8700-R4

12/24

Class R5

LAFTX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.38%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,088	$10,044	$10,083	$10,210
8/31/2015	$9,456	$9,446	$9,517	$9,594
9/30/2015	$9,251	$9,161	$9,258	$9,356
10/31/2015	$9,912	$9,852	$9,899	$10,145
11/30/2015	$9,870	$9,889	$9,876	$10,176
12/31/2015	$9,679	$9,677	$9,675	$10,015
1/31/2016	$9,207	$9,177	$9,296	$9,518
2/29/2016	$9,275	$9,174	$9,340	$9,505
3/31/2016	$9,928	$9,835	$9,946	$10,150
4/30/2016	$10,031	$10,042	$10,046	$10,189
5/31/2016	$10,176	$10,198	$10,168	$10,372
6/30/2016	$10,246	$10,286	$10,288	$10,399
7/31/2016	$10,593	$10,585	$10,588	$10,783
8/31/2016	$10,634	$10,666	$10,580	$10,798
9/30/2016	$10,631	$10,644	$10,549	$10,800
10/31/2016	$10,520	$10,479	$10,353	$10,603
11/30/2016	$11,168	$11,078	$10,781	$10,996
12/31/2016	$11,386	$11,355	$11,016	$11,213
1/31/2017	$11,416	$11,436	$11,124	$11,426
2/28/2017	$11,941	$11,847	$11,478	$11,879
3/31/2017	$11,865	$11,726	$11,442	$11,893
4/30/2017	$11,917	$11,704	$11,543	$12,015
5/31/2017	$11,985	$11,692	$11,595	$12,184
6/30/2017	$12,109	$11,883	$11,704	$12,260
7/31/2017	$12,236	$12,041	$11,860	$12,512
8/31/2017	$12,086	$11,901	$11,780	$12,551
9/30/2017	$12,484	$12,254	$12,118	$12,810
10/31/2017	$12,605	$12,343	$12,254	$13,109
11/30/2017	$13,042	$12,721	$12,614	$13,511
12/31/2017	$13,252	$12,906	$12,774	$13,661
1/31/2018	$13,803	$13,405	$13,258	$14,443
2/28/2018	$13,194	$12,765	$12,657	$13,911
3/31/2018	$12,946	$12,541	$12,451	$13,557
4/30/2018	$12,962	$12,582	$12,507	$13,609
5/31/2018	$13,038	$12,657	$12,660	$13,937
6/30/2018	$13,018	$12,688	$12,701	$14,023
7/31/2018	$13,592	$13,190	$13,157	$14,544
8/31/2018	$13,846	$13,385	$13,366	$15,018
9/30/2018	$13,872	$13,412	$13,375	$15,104
10/31/2018	$13,159	$12,717	$12,626	$14,072
11/30/2018	$13,558	$13,097	$12,949	$14,358
12/31/2018	$12,299	$11,839	$11,850	$13,062
1/31/2019	$13,181	$12,761	$12,668	$14,109
2/28/2019	$13,608	$13,169	$13,043	$14,562
3/31/2019	$13,605	$13,252	$13,150	$14,845
4/30/2019	$14,082	$13,722	$13,563	$15,446
5/31/2019	$13,194	$12,840	$12,777	$14,464
6/30/2019	$14,130	$13,762	$13,565	$15,483
7/31/2019	$14,327	$13,876	$13,697	$15,706
8/31/2019	$13,942	$13,468	$13,437	$15,457
9/30/2019	$14,492	$13,948	$13,846	$15,746
10/31/2019	$14,605	$14,143	$13,992	$16,087
11/30/2019	$15,077	$14,581	$14,341	$16,671
12/31/2019	$15,444	$14,982	$14,728	$17,175
1/31/2020	$14,987	$14,659	$14,436	$17,168
2/29/2020	$13,480	$13,240	$13,120	$15,755
3/31/2020	$11,137	$10,977	$11,108	$13,809
4/30/2020	$12,323	$12,211	$12,283	$15,579
5/31/2020	$12,833	$12,630	$12,743	$16,321
6/30/2020	$12,870	$12,546	$12,818	$16,645
7/31/2020	$13,324	$13,042	$13,313	$17,584
8/31/2020	$13,926	$13,581	$13,866	$18,848
9/30/2020	$13,560	$13,247	$13,498	$18,132
10/31/2020	$13,262	$13,073	$13,256	$17,650
11/30/2020	$14,831	$14,832	$14,852	$19,582
12/31/2020	$15,280	$15,400	$15,353	$20,335
1/31/2021	$14,991	$15,259	$15,242	$20,129
2/28/2021	$15,789	$16,182	$15,852	$20,684
3/31/2021	$16,628	$17,134	$16,790	$21,590
4/30/2021	$17,439	$17,819	$17,442	$22,742
5/31/2021	$17,799	$18,235	$17,824	$22,901
6/30/2021	$17,569	$18,026	$17,754	$23,436
7/31/2021	$17,911	$18,170	$17,954	$23,993
8/31/2021	$18,424	$18,531	$18,317	$24,722
9/30/2021	$17,573	$17,885	$17,593	$23,572
10/31/2021	$18,714	$18,794	$18,561	$25,224
11/30/2021	$18,335	$18,131	$18,106	$25,049
12/31/2021	$19,412	$19,275	$19,216	$26,172
1/31/2022	$18,528	$18,826	$18,755	$24,817
2/28/2022	$18,185	$18,608	$18,472	$24,074
3/31/2022	$18,575	$19,133	$18,963	$24,968
4/30/2022	$17,395	$18,054	$17,986	$22,791
5/31/2022	$17,614	$18,405	$18,333	$22,833
6/30/2022	$16,379	$16,797	$16,948	$20,948
7/31/2022	$17,377	$17,911	$17,937	$22,879
8/31/2022	$16,914	$17,377	$17,392	$21,946
9/30/2022	$15,720	$15,853	$15,948	$19,925
10/31/2022	$17,188	$17,479	$17,463	$21,538
11/30/2022	$18,177	$18,571	$18,522	$22,742
12/31/2022	$17,543	$17,822	$17,787	$21,432
1/31/2023	$17,880	$18,746	$18,555	$22,778
2/28/2023	$17,442	$18,085	$17,993	$22,223
3/31/2023	$17,088	$18,002	$17,957	$23,038
4/30/2023	$17,359	$18,273	$18,192	$23,398
5/31/2023	$16,817	$17,568	$17,568	$23,500
6/30/2023	$17,781	$18,735	$18,630	$25,053
7/31/2023	$18,440	$19,394	$19,233	$25,857
8/31/2023	$18,122	$18,870	$18,790	$25,446
9/30/2023	$17,496	$18,142	$18,043	$24,232
10/31/2023	$17,132	$17,502	$17,570	$23,723
11/30/2023	$18,523	$18,823	$18,822	$25,889
12/31/2023	$19,442	$19,865	$19,796	$27,066
1/31/2024	$19,580	$19,886	$19,843	$27,520
2/29/2024	$20,566	$20,619	$20,462	$28,990
3/31/2024	$21,446	$21,650	$21,326	$29,923
4/30/2024	$20,537	$20,725	$20,531	$28,700
5/31/2024	$21,181	$21,382	$21,218	$30,124
6/30/2024	$21,244	$21,181	$21,254	$31,204
7/31/2024	$22,077	$22,264	$22,121	$31,584
8/31/2024	$22,586	$22,861	$22,663	$32,350
9/30/2024	$22,836	$23,179	$22,981	$33,041
10/31/2024	$23,021	$22,924	$22,749	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	34.38%	9.53%	9.34%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAFTX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8732-R5

12/24

Class R6

LAFVX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.40%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Humana Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,088	$10,044	$10,083	$10,210
8/31/2015	$9,456	$9,446	$9,517	$9,594
9/30/2015	$9,251	$9,161	$9,258	$9,356
10/31/2015	$9,918	$9,852	$9,899	$10,145
11/30/2015	$9,870	$9,889	$9,876	$10,176
12/31/2015	$9,679	$9,677	$9,675	$10,015
1/31/2016	$9,214	$9,177	$9,296	$9,518
2/29/2016	$9,283	$9,174	$9,340	$9,505
3/31/2016	$9,930	$9,835	$9,946	$10,150
4/30/2016	$10,040	$10,042	$10,046	$10,189
5/31/2016	$10,184	$10,198	$10,168	$10,372
6/30/2016	$10,256	$10,286	$10,288	$10,399
7/31/2016	$10,609	$10,585	$10,588	$10,783
8/31/2016	$10,644	$10,666	$10,580	$10,798
9/30/2016	$10,649	$10,644	$10,549	$10,800
10/31/2016	$10,530	$10,479	$10,353	$10,603
11/30/2016	$11,179	$11,078	$10,781	$10,996
12/31/2016	$11,405	$11,355	$11,016	$11,213
1/31/2017	$11,427	$11,436	$11,124	$11,426
2/28/2017	$11,960	$11,847	$11,478	$11,879
3/31/2017	$11,878	$11,726	$11,442	$11,893
4/30/2017	$11,930	$11,704	$11,543	$12,015
5/31/2017	$12,005	$11,692	$11,595	$12,184
6/30/2017	$12,130	$11,883	$11,704	$12,260
7/31/2017	$12,257	$12,041	$11,860	$12,512
8/31/2017	$12,107	$11,901	$11,780	$12,551
9/30/2017	$12,506	$12,254	$12,118	$12,810
10/31/2017	$12,626	$12,343	$12,254	$13,109
11/30/2017	$13,064	$12,721	$12,614	$13,511
12/31/2017	$13,284	$12,906	$12,774	$13,661
1/31/2018	$13,835	$13,405	$13,258	$14,443
2/28/2018	$13,225	$12,765	$12,657	$13,911
3/31/2018	$12,970	$12,541	$12,451	$13,557
4/30/2018	$12,995	$12,582	$12,507	$13,609
5/31/2018	$13,070	$12,657	$12,660	$13,937
6/30/2018	$13,043	$12,688	$12,701	$14,023
7/31/2018	$13,626	$13,190	$13,157	$14,544
8/31/2018	$13,880	$13,385	$13,366	$15,018
9/30/2018	$13,908	$13,412	$13,375	$15,104
10/31/2018	$13,185	$12,717	$12,626	$14,072
11/30/2018	$13,593	$13,097	$12,949	$14,358
12/31/2018	$12,325	$11,839	$11,850	$13,062
1/31/2019	$13,217	$12,761	$12,668	$14,109
2/28/2019	$13,644	$13,169	$13,043	$14,562
3/31/2019	$13,642	$13,252	$13,150	$14,845
4/30/2019	$14,119	$13,722	$13,563	$15,446
5/31/2019	$13,231	$12,840	$12,777	$14,464
6/30/2019	$14,168	$13,762	$13,565	$15,483
7/31/2019	$14,365	$13,876	$13,697	$15,706
8/31/2019	$13,989	$13,468	$13,437	$15,457
9/30/2019	$14,531	$13,948	$13,846	$15,746
10/31/2019	$14,654	$14,143	$13,992	$16,087
11/30/2019	$15,126	$14,581	$14,341	$16,671
12/31/2019	$15,494	$14,982	$14,728	$17,175
1/31/2020	$15,036	$14,659	$14,436	$17,168
2/29/2020	$13,528	$13,240	$13,120	$15,755
3/31/2020	$11,174	$10,977	$11,108	$13,809
4/30/2020	$12,371	$12,211	$12,283	$15,579
5/31/2020	$12,881	$12,630	$12,743	$16,321
6/30/2020	$12,920	$12,546	$12,818	$16,645
7/31/2020	$13,374	$13,042	$13,313	$17,584
8/31/2020	$13,987	$13,581	$13,866	$18,848
9/30/2020	$13,622	$13,247	$13,498	$18,132
10/31/2020	$13,324	$13,073	$13,256	$17,650
11/30/2020	$14,894	$14,832	$14,852	$19,582
12/31/2020	$15,346	$15,400	$15,353	$20,335
1/31/2021	$15,056	$15,259	$15,242	$20,129
2/28/2021	$15,865	$16,182	$15,852	$20,684
3/31/2021	$16,707	$17,134	$16,790	$21,590
4/30/2021	$17,518	$17,819	$17,442	$22,742
5/31/2021	$17,879	$18,235	$17,824	$22,901
6/30/2021	$17,651	$18,026	$17,754	$23,436
7/31/2021	$17,994	$18,170	$17,954	$23,993
8/31/2021	$18,517	$18,531	$18,317	$24,722
9/30/2021	$17,657	$17,885	$17,593	$23,572
10/31/2021	$18,810	$18,794	$18,561	$25,224
11/30/2021	$18,431	$18,131	$18,106	$25,049
12/31/2021	$19,511	$19,275	$19,216	$26,172
1/31/2022	$18,615	$18,826	$18,755	$24,817
2/28/2022	$18,282	$18,608	$18,472	$24,074
3/31/2022	$18,674	$19,133	$18,963	$24,968
4/30/2022	$17,493	$18,054	$17,986	$22,791
5/31/2022	$17,702	$18,405	$18,333	$22,833
6/30/2022	$16,467	$16,797	$16,948	$20,948
7/31/2022	$17,477	$17,911	$17,937	$22,879
8/31/2022	$17,014	$17,377	$17,392	$21,946
9/30/2022	$15,809	$15,853	$15,948	$19,925
10/31/2022	$17,280	$17,479	$17,463	$21,538
11/30/2022	$18,281	$18,571	$18,522	$22,742
12/31/2022	$17,648	$17,822	$17,787	$21,432
1/31/2023	$17,986	$18,746	$18,555	$22,778
2/28/2023	$17,558	$18,085	$17,993	$22,223
3/31/2023	$17,195	$18,002	$17,957	$23,038
4/30/2023	$17,466	$18,273	$18,192	$23,398
5/31/2023	$16,923	$17,568	$17,568	$23,500
6/30/2023	$17,890	$18,735	$18,630	$25,053
7/31/2023	$18,550	$19,394	$19,233	$25,857
8/31/2023	$18,231	$18,870	$18,790	$25,446
9/30/2023	$17,605	$18,142	$18,043	$24,232
10/31/2023	$17,251	$17,502	$17,570	$23,723
11/30/2023	$18,645	$18,823	$18,822	$25,889
12/31/2023	$19,566	$19,865	$19,796	$27,066
1/31/2024	$19,703	$19,886	$19,843	$27,520
2/29/2024	$20,702	$20,619	$20,462	$28,990
3/31/2024	$21,596	$21,650	$21,326	$29,923
4/30/2024	$20,674	$20,725	$20,531	$28,700
5/31/2024	$21,319	$21,382	$21,218	$30,124
6/30/2024	$21,394	$21,181	$21,254	$31,204
7/31/2024	$22,228	$22,264	$22,121	$31,584
8/31/2024	$22,737	$22,861	$22,663	$32,350
9/30/2024	$22,987	$23,179	$22,981	$33,041
10/31/2024	$23,185	$22,924	$22,749	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	34.40%	9.61%	9.42%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Lipper Equity Income Fund Average	29.48%	10.21%	9.20%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,234,840,583
# of Portfolio Holdings	70
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$18,564,515

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.12%
Consumer Discretionary	5.74%
Consumer Staples	8.74%
Energy	7.46%
Financials	24.27%
Health Care	10.84%
Industrials	15.91%
Information Technology	9.79%
Materials	5.80%
Utilities	5.34%
Repurchase Agreements	1.66%
Money Market FundsFootnote Reference(a)	1.20%
Time DepositsFootnote Reference(a)	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAFVX

Lord Abbett Affiliated Fund Inc.

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8764-R6

12/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended October 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:

	2024	2023
Audit Fees {a}	$47,000	$46,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	47,000	46,000
Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -
Total Fees	$47,000	$46,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended October 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 31, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Affiliated Fund

For the fiscal year ended October 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

23	Report of Independent Registered Public Accounting Firm (Item 7)

24	Changes in and Disagreements with Accountants (Item 8)

24	Proxy Disclosures (Item 9)

24	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.53%

COMMON STOCKS 95.61%

Aerospace & Defense 2.39%
General Electric Co.	295,354	$50,735,910
Northrop Grumman Corp.	192,758	98,117,677
Total		148,853,587

Automobiles 1.11%
General Motors Co.	1,364,377	69,255,777

Banks 8.73%
Bank of America Corp.	2,989,271	125,011,313
East West Bancorp, Inc.	923,952	90,076,080
JPMorgan Chase & Co.	1,031,198	228,843,460
Wells Fargo & Co.	1,542,181	100,118,391
Total		544,049,244

Beverages 0.97%
Coca-Cola Co.	928,266	60,625,053

Biotechnology 2.34%
AbbVie, Inc.	716,597	146,092,630

Building Products 1.35%
Allegion PLC (Ireland)(a)	604,303	84,378,828

Capital Markets 10.59%
Ameriprise Financial, Inc.	155,049	79,121,505
Blackrock, Inc.	111,007	108,901,197
Blackstone, Inc.	208,022	34,895,690
Cboe Global Markets, Inc.	192,095	41,025,729
Charles Schwab Corp.	1,923,951	136,273,449
Evercore, Inc. Class A	278,098	73,465,149
Morgan Stanley	665,171	77,326,129
S&P Global, Inc.	227,808	109,429,851
Total		660,438,699

Chemicals 1.66%
Linde PLC	226,803	103,456,189

Commercial Services & Supplies 1.42%
Waste Management, Inc.	408,763	88,231,494
Investments	Shares	Fair Value
Construction Materials 2.51%
CRH PLC	1,637,316	$156,249,066

Consumer Staples Distribution & Retail 4.23%
Costco Wholesale Corp.	36,265	31,702,138
Target Corp.	291,509	43,738,010
Walmart, Inc.	2,297,995	188,320,690
Total		263,760,838

Distributors 0.87%
Pool Corp.	150,781	54,528,441

Electric: Utilities 2.50%
Entergy Corp.	1,006,892	155,846,744

Electrical Equipment 2.61%
Eaton Corp. PLC	220,786	73,208,222
Emerson Electric Co.	827,917	89,638,574
Total		162,846,796

Ground Transportation 0.75%
Union Pacific Corp.	200,146	46,447,882

Health Care Equipment & Supplies 1.93%
Abbott Laboratories	1,061,521	120,344,636

Health Care Providers & Services 4.09%
Labcorp Holdings, Inc.	131,472	30,011,113
McKesson Corp.	36,961	18,502,307
UnitedHealth Group, Inc.	365,615	206,389,668
Total		254,903,088

Hotels, Restaurants & Leisure 0.36%
McDonald’s Corp.	76,573	22,367,739

Household Durables 0.75%
PulteGroup, Inc.	361,563	46,833,255

Household Products 0.56%
Procter & Gamble Co.	211,406	34,920,043

Information Technology Services 0.63%
Accenture PLC Class A (Ireland)(a)	113,901	39,275,343

See Notes to Financial Statements.	1

Schedule of Investments (continued)

October 31, 2024

Investments	Shares	Fair Value
Insurance 5.35%
Chubb Ltd. (Switzerland)(a)	358,321	$101,204,183
Manulife Financial Corp. (Canada)(a)	3,821,216	111,617,719
Marsh & McLennan Cos., Inc.	553,640	120,826,394
Total		333,648,296

Interactive Media & Services 3.17%
Alphabet, Inc. Class A	646,126	110,558,620
Meta Platforms, Inc. Class A	153,090	86,890,822
Total		197,449,442

Life Sciences Tools & Services 1.72%
Danaher Corp.	437,633	107,508,923

Machinery 2.64%
Parker-Hannifin Corp.	208,562	132,242,908
Stanley Black & Decker, Inc.	344,697	32,036,139
Total		164,279,047

Metals & Mining 1.72%
BHP Group Ltd. ADR(b)	561,651	31,149,164
Reliance, Inc.	115,188	32,982,932
Steel Dynamics, Inc.	331,235	43,226,168
Total		107,358,264

Oil, Gas & Consumable Fuels 7.58%
Expand Energy Corp.	236,933	20,072,964
Exxon Mobil Corp.	1,809,466	211,309,439
Kinder Morgan, Inc.	5,050,312	123,783,147
Marathon Petroleum Corp.	138,545	20,154,141
Shell PLC ADR	1,436,578	97,040,844
Total		472,360,535

Pharmaceuticals 0.92%
Eli Lilly & Co.	69,377	57,564,872
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 7.03%
Analog Devices, Inc.	454,597	$101,425,137
Broadcom, Inc.	798,930	135,634,346
Lam Research Corp.	271,240	20,166,694
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	951,858	181,367,023
Total		438,593,200

Software 2.28%
Microsoft Corp.	133,500	54,247,725
Roper Technologies, Inc.	163,122	87,715,593
Total		141,963,318

Specialty Retail 2.74%
Lowe’s Cos., Inc.	327,174	85,663,968
Ross Stores, Inc.	608,625	85,037,085
Total		170,701,053

Tobacco 3.10%
Philip Morris International, Inc.	1,458,522	193,545,869

Trading Companies & Distributors 5.01%
AerCap Holdings NV (Ireland)(a)	1,025,411	95,927,199
Ferguson Enterprises, Inc.	518,867	102,081,894
United Rentals, Inc.	140,938	114,554,406
Total		312,563,499
Total Common Stocks (cost $4,289,187,397)		5,961,241,690

CONVERTIBLE PREFERRED STOCKS 2.92%

Electric: Utilities 2.92%
NextEra Energy, Inc.(b)(c) (cost $159,022,981)	4,071,774	182,110,092
Total Long-Term Investments (cost $4,448,210,378)		6,143,351,782

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

October 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.02%

Repurchase Agreements 1.69%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $105,813,100 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $107,280,466; proceeds: $105,183,869 (cost $105,176,857)	$105,176,857	$105,176,857

TIME DEPOSITS 0.13%
CitiBank N.A.(d) (cost $8,285,563)	8,285,563	8,285,563
Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.20%
Fidelity Government Portfolio(d) (cost $74,570,067)	74,570,067	$74,570,067
Total Short-Term Investments (cost $188,032,487)		188,032,487
Total Investments in Securities 101.55% (cost $4,636,242,865)		6,331,384,269
Other Assets and Liabilities – Net (1.55)%		(96,543,686)
Net Assets 100.00%		$6,234,840,583

ADR	American Depositary Receipt.

(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	The security has a dividend rate of 6.926%.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,961,241,690	$–	$–	$5,961,241,690
Convertible Preferred Stocks	–	182,110,092	–	182,110,092
Short-Term Investments
Repurchase Agreements	–	105,176,857	–	105,176,857
Time Deposits	–	8,285,563	–	8,285,563
Money Market Funds	74,570,067	–	–	74,570,067
Total	$6,035,811,757	$295,572,512	$–	$6,331,384,269

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities

October 31, 2024

ASSETS:
Investments in securities, at fair value including $80,949,270 of securities loaned (cost $4,636,242,865)	$6,331,384,269
Cash	368
Receivables:
Interest and dividends	5,895,542
Capital shares sold	633,325
Securities lending income	12,174
Prepaid expenses and other assets	11,961
Total assets	6,337,937,639
LIABILITIES:
Payables:
Collateral due to broker for securities lending	82,855,630
Investment securities purchased	9,451,693
12b-1 distribution plan	3,736,830
Capital shares reacquired	2,639,039
Management fee	1,676,782
Directors’ fees	1,588,505
Fund administration	212,842
Foreign currency overdraft (cost $10)	10
Accrued expenses	935,725
Total liabilities	103,097,056
NET ASSETS	$6,234,840,583
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,276,721,333
Total distributable earnings (loss)	1,958,119,250
Net Assets	$6,234,840,583

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

October 31, 2024

Net assets by class:
Class A Shares	$5,399,116,930
Class C Shares	$44,664,305
Class F Shares	$58,319,388
Class F3 Shares	$121,370,408
Class I Shares	$546,269,301
Class P Shares	$9,785,601
Class R2 Shares	$864,631
Class R3 Shares	$27,327,038
Class R4 Shares	$9,005,131
Class R5 Shares	$904,374
Class R6 Shares	$17,213,476
Outstanding shares by class:
Class A Shares (3.84 billion shares of common stock authorized, $.001 par value)	274,060,432
Class C Shares (300 million shares of common stock authorized, $.001 par value)	2,252,775
Class F Shares (960 million shares of common stock authorized, $.001 par value)	2,957,118
Class F3 Shares (960 million shares of common stock authorized, $.001 par value)	6,083,190
Class I Shares (960 million shares of common stock authorized, $.001 par value)	27,570,124
Class P Shares (200 million shares of common stock authorized, $.001 par value)	497,757
Class R2 Shares (476 million shares of common stock authorized, $.001 par value)	43,785
Class R3 Shares (476 million shares of common stock authorized, $.001 par value)	1,386,902
Class R4 Shares (476 million shares of common stock authorized, $.001 par value)	457,870
Class R5 Shares (476 million shares of common stock authorized, $.001 par value)	45,609
Class R6 Shares (476 million shares of common stock authorized, $.001 par value)	863,445
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.70
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.90
Class C Shares-Net asset value	$19.83
Class F Shares-Net asset value	$19.72
Class F3 Shares-Net asset value	$19.95
Class I Shares-Net asset value	$19.81
Class P Shares-Net asset value	$19.66
Class R2 Shares-Net asset value	$19.75
Class R3 Shares-Net asset value	$19.70
Class R4 Shares-Net asset value	$19.67
Class R5 Shares-Net asset value	$19.83
Class R6 Shares-Net asset value	$19.94

See Notes to Financial Statements.	5

Statement of Operations

For the Year Ended October 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $1,230,150)	$127,165,329
Securities lending net income	391,297
Interest and other	1,926,305
Interest earned from Interfund Lending (See Note 9)	3,133
Total investment income	129,486,064
Expenses:
Management fee	18,564,515
12b-1 distribution plan–Class A	12,649,325
12b-1 distribution plan–Class C	468,118
12b-1 distribution plan–Class F	58,383
12b-1 distribution plan–Class P	41,108
12b-1 distribution plan–Class R2	4,878
12b-1 distribution plan–Class R3	134,784
12b-1 distribution plan–Class R4	21,490
Shareholder servicing	3,690,121
Fund administration	2,348,602
Directors’ fees	256,821
Reports to shareholders	251,851
Registration	189,314
Professional	161,371
Custody	53,297
Other	180,755
Gross expenses	39,074,733
Fees waived and expenses reimbursed (See Note 3)	(53,297)
Net expenses	39,021,436
Net investment income	90,464,628
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	364,766,211
Net realized gain (loss) on foreign currency related transactions	25,079
Net change in unrealized appreciation/depreciation on investments	1,206,349,574
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	8,970
Net realized and unrealized gain (loss)	1,571,149,834
Net Increase in Net Assets Resulting From Operations	$1,661,614,462

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income	$90,464,628	$101,388,919
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	364,791,290	(63,801,865)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,206,358,544	(50,588,739)
Net increase (decrease) in net assets resulting from operations	1,661,614,462	(13,001,685)
Distributions to Shareholders
Class A	(79,255,961)	(366,692,448)
Class C	(361,086)	(4,416,881)
Class F	(986,512)	(9,071,686)
Class F3	(2,032,392)	(8,360,188)
Class I	(9,233,941)	(16,932,779)
Class P	(124,057)	(717,453)
Class R2	(9,916)	(55,769)
Class R3	(354,532)	(1,993,858)
Class R4	(133,659)	(657,942)
Class R5	(11,264)	(92,145)
Class R6	(300,206)	(3,125,933)
Total distribution to shareholders	(92,803,526)	(412,117,082)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	383,390,249	351,405,424
Reinvestment of distributions	84,938,870	379,899,671
Cost of shares reacquired	(709,826,003)	(953,064,655)
Net decrease in net assets resulting from capital share transactions	(241,496,884)	(221,759,560)
Net increase (decrease) in net assets	1,327,314,052	(646,878,327)
NET ASSETS:
Beginning of year	$4,907,526,531	$5,554,404,858
End of year	$6,234,840,583	$4,907,526,531

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$14.93	$0.27	$ 4.78	$ 5.05	$(0.28)	$–	$(0.28)
10/31/2023	16.17	0.29	(0.33)	(0.04)	(0.28)	(0.92)	(1.20)
10/31/2022	18.43	0.30	(1.81)	(1.51)	(0.30)	(0.45)	(0.75)
10/31/2021	13.29	0.24	5.15	5.39	(0.25)	–	(0.25)
10/31/2020	15.36	0.31	(1.72)	(1.41)	(0.32)	(0.34)	(0.66)
Class C
10/31/2024	15.02	0.14	4.81	4.95	(0.14)	–	(0.14)
10/31/2023	16.25	0.18	(0.34)	(0.16)	(0.15)	(0.92)	(1.07)
10/31/2022	18.51	0.18	(1.82)	(1.64)	(0.17)	(0.45)	(0.62)
10/31/2021	13.35	0.12	5.16	5.28	(0.12)	–	(0.12)
10/31/2020	15.40	0.21	(1.71)	(1.50)	(0.21)	(0.34)	(0.55)
Class F
10/31/2024	14.95	0.30	4.78	5.08	(0.31)	–	(0.31)
10/31/2023	16.18	0.33	(0.34)	(0.01)	(0.30)	(0.92)	(1.22)
10/31/2022	18.44	0.33	(1.81)	(1.48)	(0.33)	(0.45)	(0.78)
10/31/2021	13.30	0.27	5.14	5.41	(0.27)	–	(0.27)
10/31/2020	15.37	0.34	(1.73)	(1.39)	(0.34)	(0.34)	(0.68)
Class F3
10/31/2024	15.11	0.33	4.83	5.16	(0.32)	–	(0.32)
10/31/2023	16.34	0.34	(0.33)	0.01	(0.32)	(0.92)	(1.24)
10/31/2022	18.61	0.36	(1.83)	(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.42	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.49	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
Class I
10/31/2024	15.02	0.32	4.79	5.11	(0.32)	–	(0.32)
10/31/2023	16.26	0.33	(0.33)	–	(0.32)	(0.92)	(1.24)
10/31/2022	18.52	0.34	(1.80)	(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.35	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.43	0.35	(1.73)	(1.38)	(0.36)	(0.34)	(0.70)
Class P
10/31/2024	14.90	0.24	4.76	5.00	(0.24)	–	(0.24)
10/31/2023	16.14	0.26	(0.33)	(0.07)	(0.25)	(0.92)	(1.17)
10/31/2022	18.39	0.27	(1.80)	(1.53)	(0.27)	(0.45)	(0.72)
10/31/2021	13.27	0.21	5.13	5.34	(0.22)	–	(0.22)
10/31/2020	15.32	0.29	(1.71)	(1.42)	(0.29)	(0.34)	(0.63)

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments, including expense reduction (%)	Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.70	34.00	0.69	0.69	0.69	1.52	$5,399,117	44
14.93	(0.51)	0.70	0.70	0.70	1.89	4,409,478	57
16.17	(8.43)	0.72	0.72	0.72	1.78	4,938,013	53
18.43	40.76	0.71	0.71	0.71	1.44	5,766,066	61
13.29	(9.42)	0.72	0.72	0.72	2.25	4,464,150	63

19.83	33.04	1.44	1.44	1.44	0.78	44,664	44
15.02	(1.25)	1.45	1.45	1.45	1.16	46,243	57
16.25	(9.11)	1.47	1.47	1.47	1.03	68,303	53
18.51	39.66	1.46	1.46	1.46	0.69	82,118	61
13.35	(10.03)	1.47	1.47	1.47	1.51	69,213	63

19.72	34.14	0.54	0.54	0.54	1.67	58,319	44
14.95	(0.32)	0.55	0.55	0.55	2.10	52,835	57
16.18	(8.31)	0.57	0.57	0.57	1.92	131,382	53
18.44	40.93	0.56	0.56	0.56	1.59	327,681	61
13.30	(9.27)	0.57	0.57	0.58	2.40	236,683	63

19.95	34.37	0.38	0.38	0.38	1.82	121,370	44
15.11	(0.16)	0.38	0.38	0.38	2.20	98,557	57
16.34	(8.13)	0.38	0.38	0.38	2.12	108,811	53
18.61	41.14	0.38	0.38	0.38	1.77	123,494	61
13.42	(9.07)	0.39	0.39	0.39	2.58	92,475	63

19.81	34.25	0.44	0.44	0.44	1.76	546,269	44
15.02	(0.26)	0.45	0.45	0.45	2.12	244,970	57
16.26	(8.16)	0.47	0.47	0.47	2.03	211,211	53
18.52	41.14	0.46	0.46	0.46	1.69	155,123	61
13.35	(9.21)	0.47	0.48	0.48	2.49	109,392	63

19.66	33.74	0.89	0.89	0.89	1.32	9,786	44
14.90	(0.72)	0.90	0.90	0.90	1.70	7,985	57
16.14	(8.59)	0.92	0.92	0.92	1.57	10,131	53
18.39	40.39	0.91	0.91	0.91	1.25	13,156	61
13.27	(9.52)	0.92	0.92	0.93	2.05	9,192	63

See Notes to Financial Statements.	9

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
10/31/2024	$14.97	$0.21	$ 4.79	$ 5.00	$(0.22)	$–	$(0.22)
10/31/2023	16.21	0.24	(0.34)	(0.10)	(0.22)	(0.92)	(1.14)
10/31/2022	18.46	0.24	(1.80)	(1.56)	(0.24)	(0.45)	(0.69)
10/31/2021	13.32	0.18	5.15	5.33	(0.19)	–	(0.19)
10/31/2020	15.37	0.27	(1.72)	(1.45)	(0.26)	(0.34)	(0.60)
Class R3
10/31/2024	14.94	0.23	4.77	5.00	(0.24)	–	(0.24)
10/31/2023	16.17	0.26	(0.33)	(0.07)	(0.24)	(0.92)	(1.16)
10/31/2022	18.43	0.26	(1.81)	(1.55)	(0.26)	(0.45)	(0.71)
10/31/2021	13.29	0.20	5.15	5.35	(0.21)	–	(0.21)
10/31/2020	15.35	0.28	(1.72)	(1.44)	(0.28)	(0.34)	(0.62)
Class R4
10/31/2024	14.91	0.27	4.77	5.04	(0.28)	–	(0.28)
10/31/2023	16.15	0.29	(0.33)	(0.04)	(0.28)	(0.92)	(1.20)
10/31/2022	18.40	0.30	(1.80)	(1.50)	(0.30)	(0.45)	(0.75)
10/31/2021	13.27	0.24	5.14	5.38	(0.25)	–	(0.25)
10/31/2020	15.33	0.31	(1.71)	(1.40)	(0.32)	(0.34)	(0.66)
Class R5
10/31/2024	15.02	0.32	4.81	5.13	(0.32)	–	(0.32)
10/31/2023	16.27	0.37	(0.38)	(0.01)	(0.32)	(0.92)	(1.24)
10/31/2022	18.53	0.35	(1.81)	(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.36	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.44	0.34	(1.72)	(1.38)	(0.36)	(0.34)	(0.70)
Class R6
10/31/2024	15.10	0.33	4.83	5.16	(0.32)	–	(0.32)
10/31/2023	16.33	0.37	(0.36)	0.01	(0.32)	(0.92)	(1.24)
10/31/2022	18.60	0.37	(1.84)	(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.41	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.48	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments, including expense reduction (%)	Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.75	33.54	1.04	1.04	1.04	1.16	$865	44
14.97	(0.87)	1.05	1.05	1.05	1.54	660	57
16.21	(8.70)	1.07	1.07	1.07	1.42	780	53
18.46	40.18	1.06	1.06	1.06	1.10	1,011	61
13.32	(9.68)	1.07	1.07	1.07	1.90	709	63

19.70	33.58	0.94	0.94	0.94	1.27	27,327	44
14.94	(0.71)	0.95	0.95	0.95	1.65	23,539	57
16.17	(8.68)	0.97	0.97	0.97	1.53	28,164	53
18.43	40.40	0.96	0.96	0.96	1.19	38,948	61
13.29	(9.61)	0.97	0.97	0.98	2.00	32,033	63

19.67	33.98	0.69	0.69	0.69	1.51	9,005	44
14.91	(0.51)	0.70	0.70	0.70	1.90	7,412	57
16.15	(8.40)	0.72	0.72	0.72	1.80	9,008	53
18.40	40.74	0.71	0.71	0.71	1.44	12,382	61
13.27	(9.37)	0.72	0.73	0.73	2.24	7,558	63

19.83	34.38	0.44	0.44	0.44	1.73	904	44
15.02	(0.33)	0.45	0.45	0.45	2.33	501	57
16.27	(8.15)	0.47	0.47	0.47	2.02	1,403	53
18.53	41.10	0.46	0.46	0.46	1.69	2,637	61
13.36	(9.19)	0.48	0.48	0.48	2.51	2,642	63

19.94	34.40	0.38	0.38	0.38	1.82	17,213	44
15.10	(0.16)	0.38	0.38	0.38	2.35	15,346	57
16.33	(8.13)	0.38	0.38	0.38	2.13	47,199	53
18.60	41.17	0.38	0.38	0.38	1.77	87,630	61
13.41	(9.07)	0.39	0.39	0.39	2.56	70,531	63

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When

Notes to Financial Statements (continued)

valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2021 through October 31, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific share of shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

Notes to Financial Statements (continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the fiscal year ended October 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $53,297 of fund administration fees during the fiscal year ended October 31, 2024.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

Notes to Financial Statements (continued)

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended October 31, 2024:

Distributor Commissions	Dealers’ Concessions
$138,696	$799,315

The Distributor received CDSCs of $4,702 and $1,572 for Class A and Class C shares, respectively, for the fiscal year ended October 31, 2024.

Other Related Parties

As of October 31, 2024, the percentage of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund was 3.14% and 0.70%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Affiliated Fund	$92,803,526	$–	$–	$92,803,526

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Affiliated Fund	$96,884,606	$315,232,476	$–	$412,117,082

Notes to Financial Statements (continued)

As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Affiliated Fund	$–	$23,237,878	$268,018,737	$–	$1,668,451,140	$(1,588,505)	$1,958,119,250

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Affiliated Fund	$4,662,936,063	$1,680,618,449	$(12,170,243)	$1,668,448,206

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Affiliated Fund	$(14,350,075)	14,350,075

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended October 31, 2024 were as follows:

Purchases	Sales
$2,522,305,020	$2,809,726,158

There were no purchases or sales of U.S. Government securities during the fiscal year ended October 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended October 31, 2024, the Fund engaged in cross-trades purchases of $71,115,415.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result

Notes to Financial Statements (continued)

in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$105,176,857	$–	$105,176,857
Total	$105,176,857	$–	$105,176,857

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$105,176,857	$–	$–	$(105,176,857)	$–
Total	$105,176,857	$–	$–	$(105,176,857)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of October 31, 2024.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended October 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended October 31, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$25,052,080	4.57%	$3,133

*	Statement of Operations location: Interest earned from Interfund Lending.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of October 31, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$80,949,270	$82,855,630

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that the companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market liquidity, currency, political information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objectives.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the

Notes to Financial Statements (continued)

Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,559,770	$81,098,303	12,528,698	$196,502,782
Reinvestment of distributions	3,994,013	72,309,751	21,487,660	338,992,752
Shares reacquired	(29,800,050)	(530,961,556)	(44,069,280)	(685,382,191)
Decrease	(21,246,267)	$(377,553,502)	(10,052,922)	$(149,886,657)

Class C Shares
Shares sold	191,459	$3,399,074	602,539	$9,526,927
Reinvestment of distributions	19,269	348,522	266,902	4,250,979
Shares reacquired	(1,035,894)	(18,454,572)	(1,994,539)	(30,974,145)
Decrease	(825,166)	$(14,706,976)	(1,125,098)	$(17,196,239)

Class F Shares
Shares sold	254,625	$4,361,640	510,138	$7,874,805
Reinvestment of distributions	50,843	920,465	551,038	8,722,740
Shares reacquired	(883,325)	(15,701,526)	(5,644,045)	(88,008,419)
Decrease	(577,857)	$(10,419,421)	(4,582,869)	$(71,410,874)

Class F3 Shares
Shares sold	1,101,857	$19,936,417	992,293	$15,598,135
Reinvestment of distributions	110,797	2,031,959	524,749	8,360,056
Shares reacquired	(1,652,264)	(29,943,554)	(1,651,597)	(25,896,486)
Decrease	(439,610)	$(7,975,178)	(134,555)	$(1,938,295)

Class I Shares
Shares sold	16,377,399	$268,086,845	6,970,007	$109,229,215
Reinvestment of distributions	471,461	8,588,311	867,656	13,719,312
Shares reacquired	(5,593,473)	(100,159,516)	(4,516,100)	(70,277,958)
Increase	11,255,387	$176,515,640	3,321,563	$52,670,569

Class P Shares
Shares sold	37,831	$689,082	42,467	$649,302
Reinvestment of distributions	6,812	122,974	45,229	712,697
Shares reacquired	(82,743)	(1,481,663)	(179,520)	(2,770,908)
Decrease	(38,100)	$(669,607)	(91,824)	$(1,408,909)

Notes to Financial Statements (concluded)

	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,999	$36,050	2,971	$45,820
Reinvestment of distributions	546	9,916	3,523	55,769
Shares reacquired	(2,818)	(54,944)	(10,547)	(163,482)
Decrease	(273)	$(8,978)	(4,053)	$(61,893)

Class R3 Shares
Shares sold	100,063	$1,774,532	455,008	$7,107,588
Reinvestment of distributions	19,617	354,532	126,270	1,993,858
Shares reacquired	(308,860)	(5,604,943)	(746,616)	(11,469,790)
Decrease	(189,180)	$(3,475,879)	(165,338)	$(2,368,344)

Class R4 Shares
Shares sold	83,908	$1,501,602	68,457	$1,059,591
Reinvestment of distributions	5,908	106,933	33,903	533,746
Shares reacquired	(129,145)	(2,312,233)	(163,078)	(2,519,617)
Decrease	(39,329)	$(703,698)	(60,718)	$(926,280)

Class R5 Shares
Shares sold	14,822	$283,018	7,258	$108,287
Reinvestment of distributions	615	11,263	5,778	92,145
Shares reacquired	(3,173)	(55,582)	(65,971)	(1,053,199)
Increase (decrease)	12,264	$238,699	(52,935)	$(852,767)

Class R6 Shares
Shares sold	123,789	$2,223,686	234,853	$3,702,972
Reinvestment of distributions	7,350	134,244	154,032	2,465,617
Shares reacquired	(284,163)	(5,095,914)	(2,262,198)	(34,548,460)
Decrease	(153,024)	$(2,737,984)	(1,873,313)	$(28,379,871)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Affiliated Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Affiliated Fund, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
December 20, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentage below reflects the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Affiliated Fund	100%	100%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-2 (12/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Doug B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Doug B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: December 20, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: December 20, 2024